UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado			80237
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2014 – April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

SEMIANNUAL REPORT	FOR THE PERIOD ENDED
(UNAUDITED)	APRIL 30, 2015

Curian/PIMCO Income Fund
Curian/PIMCO Total Return Fund
Curian/WMC International Equity Fund

Curian Series Trust (Unaudited)

April 30, 2015

Table of Contents

President’s Letter	1
Schedules of Investments	2
Statements of Assets and Liabilities	27
Statements of Operations	28
Statement of Cash Flows	29
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	33
Additional Disclosures	49
Trustees Information	50
Investment Advisory and Sub-Advisory Agreements	51

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the Curian Series Trust for the six months ended April 30, 2015.

From an economic perspective, U.S. data showed some headwinds, despite longer-term trends remaining positive. According to the Bureau of Economic Analysis’ advance estimate, first quarter 2015 gross domestic product (“GDP”) increased at an annual rate of 0.2%, below consensus expectations. By comparison, real GDP increased 2.2% in the fourth quarter of 2014. First quarter U.S. GDP was affected by harsh winter weather, a strong domestic currency (which impacted exports and manufacturing), as well as a port dispute on the west coast, which disrupted supply chains across the U.S. Meanwhile, the U.S. unemployment rate continued on a downward trend, falling to 5.4% in April. At the March 2015 meeting, U.S. Federal Reserve (“Fed”) Chair Janet Yellen lowered estimates for GDP growth and the Fed funds rate over the near term, while paving the way for a rate hike in 2015. Simultaneously, the European Central Bank (“ECB”) committed to asset purchases totaling 60 billion Euros per month, effective March 2015. This favorable monetary policy support buoyed European equities, as did a weakening Euro. China concerns have reappeared as the signs of a significant slowdown persist.  As the Chinese government aims to shift the investment-driven economy to consumption-driven growth, it has been implementing stimulus measures to accelerate growth momentum. In Japan, equities have outperformed other developed markets in 2015; investors continue to focus on wage and consumption growth as challenges remain.

Domestic equity markets continued to deliver strong returns during the six-month period ended April 30, 2015, with the S&P 500® Index and the Dow Jones Industrial Average (“DJIA”) continuing to post new all-time closing highs. The S&P 500 Index and the DJIA gained 4.4% and 3.4%, respectively, while the Nasdaq Composite Index rose 7.3%. Small-cap and mid-cap equities also produced positive returns during the period, as the Russell 2000 Index and Russell Mid-Cap Index gained 4.6% and 5.8%, respectively. As it pertains to sector returns, health care stocks recorded the strongest gain, delivering 7.2% amid strong merger and acquisition activity. Conversely, the energy sector suffered the largest decrease in earnings and sales, delivering -4.7% in returns.

Developed international markets showed positive momentum amid ECB’s new stimulus program. In U.S. Dollar terms, the Morgan Stanley Capital International (“MSCI”) EAFE Index returned 6.8% over the six month period ended April 30, 2015, while the MSCI Emerging Markets Index returned 3.9%. Though the strong U.S. Dollar affected international returns, emerging market equities were spurred by increased demand for riskier assets, as well as ongoing Chinese stimulus measures.

Within the fixed income markets, the U.S. Treasury yield curve continued to flatten. Long-dated Treasury yields rallied during the six-month period, reflecting significantly lower yields in Europe, notably the German 10-year bund yield, as well as a lasting, benign inflation outlook. Meanwhile, shorter-dated Treasury yields rose on expectations of Fed rate hikes in the latter half of 2015. Within corporate credit, investment grade spreads slightly widened during the period. Similarly, high yield bonds also saw their spreads widen, despite the ongoing investor demand for yield. This is a consequence of the six-month decline in oil prices - beginning in the second half of 2014, the regulatory environment, as well as the potential for U.S. rate hikes to materialize. Over the six month period, the Barclays U.S. Corporate High Yield Index returned 1.5%, the Barclays U.S. Credit Index returned 2.3%, and the Barclays U.S. Treasury Index delivered 2.0%.

For the six months ended April 30, 2015, all three of the Curian Series Trust Funds outperformed their respective benchmark index. The Curian/PIMCO Income Fund returned 3.0%, outperforming the Barclays U.S. Credit Index, which returned 2.3%. The Curian/WMC International Equity Fund returned 6.9%, outperforming the MSCI All Country World ex. U.S. Index, which returned 5.6%. The Curian/PIMCO Total Return Fund returned 2.5%, outperforming the Barclays U.S. Aggregate Bond Index, which returned 2.1%.

Through your financial professional, Curian provides a comprehensive array of goals based investment portfolios designed to help you reach your financial goals. Thank you for choosing Curian for your investment needs.

Mark D. Nerud
President and Chief Executive Officer
Curian Series Trust

1

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2015

Curian/PIMCO Income Fund

Portfolio Composition:	Percentage of Total Investments
Financials	39.7%
Government Securities	17.3
Non-U.S. Government Agency ABS	7.8
Energy	7.0
Consumer Discretionary	5.6
Health Care	3.9
Industrials	3.6
Utilities	3.3
Telecommunication Services	2.8
Information Technology	2.3
Materials	1.1
Consumer Staples	1.0
Purchased Options	0.0
Short Term Investments	4.6
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.1%
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.13%, 09/25/34 (a)	$561,718	$514,224
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	921,617	866,013
Bear Stearns Asset Backed Securities Trust REMIC
0.67%, 07/25/35 (a)	251,661	246,645
1.38%, 01/25/45 (a)	554,214	453,117
Cavalry CLO Ltd., 1.53%, 01/16/24 (a) (b)	500,000	497,138
Citigroup Mortgage Loan Trust REMIC, 5.33%, 09/25/37 (a)	228,982	204,715
Continental Airlines Pass-Through Trust
5.50%, 10/29/20	1,119,125	1,186,273
4.00%, 10/29/24	921,859	987,311
Countrywide Asset-Backed Certificates REMIC
0.28%, 12/25/29 (a)	531,733	527,105
1.04%, 08/25/34 (a)	960,412	907,139
1.16%, 06/25/35 (a)	565,540	556,226
Countrywide Home Loans Inc. Alternative Loan Trust REMIC, 3.40%, 08/25/18	739,144	742,506
Crown Castle Towers LLC, 5.50%, 01/15/17 (c) (d)	1,500,000	1,569,129
Delta Air Lines Inc. Pass-Through Trust
7.75%, 12/17/19	338,706	392,263
6.72%, 07/02/24	740,775	862,077
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18 (c) (d)	654,325	665,908
First Franklin Mortgage Loan Trust REMIC, 0.66%, 05/25/35 (a)	1,200,000	1,109,993
Home Equity Asset Trust REMIC, 1.28%, 07/25/35 (a)	1,950,000	1,733,885
HomeBanc Mortgage Trust REMIC, 0.45%, 10/25/35 (a)	640,971	565,864
Inwood Park CDO Ltd., 0.50%, 01/20/21 (a) (b)	72,154	71,898
JPMorgan Mortgage Acquisition Trust REMIC, 0.45%, 07/25/36 (a)	1,600,000	1,155,957
Lehman XS Trust REMIC, 5.17%, 08/25/35	790,707	784,163
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.10%, 03/25/35 (a)	1,000,000	842,784
Morgan Stanley Capital I Inc. Trust REMIC, 0.47%, 01/25/36 (a)	5,600,000	5,007,828
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (c) (d)	700,000	781,155
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.17%, 09/25/34 (a)	2,051,741	1,921,043
0.68%, 07/25/35 (a)	1,200,000	1,185,846
Progress Trust, 3.80%, 06/20/44 (a), AUD	618,592	496,946
Race Point V CLO Ltd., 1.54%, 12/15/22 (a) (b)	1,342,474	1,340,112
RALI Trust REMIC
6.00%, 12/25/35	1,233,454	1,095,948
6.00%, 02/25/37	1,286,630	1,025,880
Residential Asset Securities Corp. Trust REMIC, 0.62%, 01/25/36 (a)	1,500,000	1,389,403
SBA Tower Trust
5.10%, 04op/17/17 (c) (d)	1,000,000	1,040,094
REMIC, 3.60%, 04/16/18 (b)	2,300,000	2,297,654
STARM Mortgage Loan Trust REMIC, 6.01%, 02/25/37 (a)	379,798	371,831
Structured Asset Investment Loan Trust REMIC, 1.16%, 10/25/33 (a)	1,943,510	1,876,200
Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.44%, 09/25/33 (a)	753,599	751,402
United Air Lines Inc. Pass-Through Trust
10.40%, 11/01/16	542,348	591,159
9.75%, 01/15/17	379,902	417,417
3.75%, 09/03/26	1,000,000	1,047,500
Voya CLO Ltd.
1.57%, 10/15/22 (a) (b)	875,000	875,000
1.61%, 10/15/22 (a) (b)	1,600,000	1,598,515
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.40%, 01/25/35 (a)	704,599	711,288
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 01/25/36	40,226	38,866
WG Horizons CLO, 0.52%, 05/24/19 (a) (b)	191,509	189,808
Total Non-U.S. Government Agency Asset- Backed Securities (cost $42,270,698)		43,493,228

CORPORATE BONDS AND NOTES - 81.2%
CONSUMER DISCRETIONARY - 6.6%
Altice SA, 7.25%, 05/15/22, EUR	350,000	406,262
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21 (a)	696,500	696,939
Cablevision Systems Corp. Term Loan B, 2.68%, 04/15/20 (a)	2,455,557	2,447,503
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20 (a)	2,188,861	2,182,360
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21 (a)	198,987	198,406
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	1,000,000	1,057,500
D.R. Horton Inc.
3.75%, 03/01/19	600,000	606,216
4.75%, 02/15/23	500,000	512,500
DIRECTV Holdings LLC, 3.95%, 01/15/25	500,000	508,649
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20 (a)	1,615,000	1,620,459
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (b)	300,000	307,125
Massachusetts Institute of Technology, 4.68%, 07/01/14	1,100,000	1,219,423
MCE Finance Ltd., 5.00%, 02/15/21 (b)	1,000,000	952,500
MGM Resorts International Term Loan B, 3.50%, 12/20/19 (a)	1,564,000	1,563,343

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (e)	400,000	422,000
Numericable Group SA
4.88%, 05/15/19 (b)	350,000	352,842
6.00%, 05/15/22 (b)	700,000	715,312
Pearson Funding Five Plc, 3.25%, 05/08/23 (c) (d)	1,000,000	990,214
Schaeffler Finance BV, 3.25%, 05/15/25 (c) (d), EUR	100,000	113,689
Time Warner Cable Inc., 8.25%, 04/01/19	1,300,000	1,526,838
Toll Brothers Finance Corp., 6.75%, 11/01/19	2,000,000	2,270,000
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (a)	3,847,210	3,848,941
Viacom Inc.
4.25%, 09/01/23	1,000,000	1,043,001
4.50%, 02/27/42	2,000,000	1,827,478
Wynn Las Vegas LLC
5.38%, 03/15/22 (g)	1,209,000	1,224,112
5.50%, 03/01/25 (b)	1,550,000	1,550,000
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	1,400,000	1,312,500
		31,476,112
CONSUMER STAPLES - 1.1%
Altria Group Inc., 9.25%, 08/06/19 (h)	222,000	283,159
JM Smucker Co., 3.50%, 03/15/25 (b)	200,000	201,149
Kraft Foods Group Inc., 6.13%, 08/23/18	2,700,000	3,058,679
Reynolds American Inc., 3.25%, 11/01/22	1,900,000	1,879,985
		5,422,972
ENERGY - 8.1%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (b)	2,750,000	2,980,312
California Resources Corp., 5.50%, 09/15/21	625,000	592,188
Chesapeake Energy Corp., 3.53%, 04/15/19 (a)	1,000,000	960,000
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)	700,000	753,747
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,800,000	1,743,655
Energy Future Intermediate Holding Term Loan, 4.25%, 04/28/16 (a)	4,111,322	4,133,605
Energy Transfer Partners LP, 4.05%, 03/15/25	2,000,000	2,001,436
Ensco Plc, 4.50%, 10/01/24	100,000	98,560
Enterprise Products Operating LLC
3.90%, 02/15/24	800,000	825,166
3.75%, 02/15/25	1,400,000	1,427,504
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	1,100,000	932,250
6.00%, 11/27/23 (b)	600,000	555,000
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (b)	300,000	318,000
9.25%, 04/23/19	1,000,000	1,109,500
Harvest Operations Corp., 6.88%, 10/01/17	620,000	572,725
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	2,300,000	2,470,262
3.95%, 09/01/22	100,000	101,477
Kinder Morgan Inc., 4.30%, 06/01/25	350,000	355,035
MarkWest Energy Partners LP, 4.88%, 12/01/24	900,000	930,960
Nabors Industries Inc., 2.35%, 09/15/16	500,000	501,585
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (b) (g)	170,000	158,185
ONEOK Partners LP, 3.38%, 10/01/22	700,000	673,026
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (b)	400,000	283,000
Petrobras Global Finance BV
4.38%, 05/20/23	200,000	177,866
6.25%, 03/17/24 (g)	1,600,000	1,597,120
Petrobras International Finance Co., 7.88%, 03/15/19 (g)	1,700,000	1,845,367
Petrofac Ltd., 3.40%, 10/10/18 (b)	700,000	687,461
Pioneer Natural Resources Co.
5.88%, 07/15/16	600,000	632,257
6.65%, 03/15/17	600,000	655,889
Rockies Express Pipeline LLC, 6.00%, 01/15/19 (b)	950,000	1,009,375
Rosneft Finance SA
7.50%, 07/18/16 (b) (g)	500,000	511,875
7.88%, 03/13/18	700,000	712,775
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	2,300,000	2,323,000
Southwestern Energy Co., 4.05%, 01/23/20 (h)	400,000	414,682
Spectra Energy Partners LP, 3.50%, 03/15/25	300,000	300,101
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,705,052
Targa Resources Partners LP
6.88%, 02/01/21	50,000	52,500
6.38%, 08/01/22	725,000	766,688
Western Gas Partners LP, 4.00%, 07/01/22	1,000,000	1,009,588
		38,878,774
FINANCIALS - 45.6%
ABN AMRO Bank NV, 6.25%, 09/13/22	2,200,000	2,387,000
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (b)	250,000	249,063
3.75%, 05/15/19 (b)	250,000	253,125
AIA Group Ltd., 3.20%, 03/11/25 (b)	1,200,000	1,231,478
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	700,000	700,284
Ally Financial Inc., 2.75%, 01/30/17	950,000	946,675
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	650,000	657,798
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (a) (e)	975,000	962,813
American Tower Corp., 4.50%, 01/15/18	2,000,000	2,140,652
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	1,100,000	1,063,988
Banco do Brasil SA, 9.00%, (callable at 100 beginning 06/15/24) (a) (b) (e)	1,500,000	1,387,500
Banco Espirito Santo SA
5.88%, 11/09/15, EUR	500,000	563,952
2.63%, 05/08/17, EUR	500,000	548,773
5.00%, 05/23/19, EUR	700,000	798,247
Banco Santander Brasil SA
4.25%, 01/14/16 (b) (g)	2,000,000	2,036,200
4.63%, 02/13/17 (b)	1,700,000	1,768,000
Bank of America Corp.
0.00%, 01/04/17 (i)	3,200,000	3,141,043
5.65%, 05/01/18	2,150,000	2,378,360
2.60%, 01/15/19	1,200,000	1,218,802
5.70%, 01/24/22	800,000	927,575
3.96%, 10/21/25 (d), MXN	6,000,000	428,236
Bank of America NA
1.25%, 02/14/17	1,250,000	1,254,565
0.68%, 05/08/17 (a)	1,000,000	998,999
6.10%, 06/15/17	250,000	271,504

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Bank of New York Mellon Corp., 3.00%, 02/24/25	2,000,000	2,008,278
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.30%, 03/05/20 (b)	1,200,000	1,207,834
Banque PSA Finance SA, 4.38%, 04/04/16 (b)	1,700,000	1,746,750
Barclays Bank Plc
14.00% (callable at 100 beginning 06/15/19) (a) (e), GBP	1,700,000	3,506,493
7.63%, 11/21/22	800,000	937,200
BBVA US Senior SAU, 4.66%, 10/09/15	1,900,000	1,930,617
BGC Partners Inc., 5.38%, 12/09/19	1,200,000	1,235,160
Biomed Realty LP, 4.25%, 07/15/22	1,200,000	1,248,250
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44 (c) (d)	1,000,000	1,066,620
BPCE SA
5.70%, 10/22/23 (b)	800,000	873,270
4.63%, 07/11/24 (b)	2,150,000	2,181,416
5.15%, 07/21/24 (b)	1,600,000	1,681,238
Cantor Fitzgerald LP
6.38%, 06/26/15 (b)	1,200,000	1,208,544
7.88%, 10/15/19 (b)	1,200,000	1,305,560
CIT Group Inc., 5.50%, 02/15/19 (b)	200,000	208,626
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (a) (e)	1,875,000	1,865,038
0.71%, 05/31/17 (a), EUR	900,000	1,006,018
3.30%, 04/27/25	1,000,000	990,712
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25	500,000	511,965
Compass Bank, 2.75%, 09/29/19	1,200,000	1,213,376
Countrywide Financial Corp., 6.25%, 05/15/16	400,000	420,402
Credit Agricole SA
6.63% (callable at 100 beginning 09/23/19) (b) (e) (g)	1,100,000	1,111,508
7.88% (callable at 100 beginning 01/23/24) (e) (g)	600,000	637,847
8.12%, 09/19/33	350,000	395,063
Credit Suisse
2.30%, 05/28/19	1,500,000	1,510,096
3.00%, 10/29/21	1,800,000	1,824,296
3.63%, 09/09/24	1,200,000	1,229,108
Credit Suisse AG
6.50%, 08/08/23 (b)	700,000	799,264
6.50%, 08/08/23	1,650,000	1,883,978
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (b) (e)	900,000	963,000
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20 (c) (d)	800,000	800,859
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (j)	1,200,000	1,270,500
DBS Bank Ltd., 3.62%, 09/21/22 (g)	1,975,000	2,047,629
DBS Group Holdings Ltd., 2.25%, 07/16/19 (b)	800,000	807,467
Eksportfinans ASA
2.38%, 05/25/16	500,000	501,875
5.50%, 05/25/16	1,540,000	1,593,900
EPR Properties, 4.50%, 04/01/25 (g)	300,000	303,968
Experian Finance Plc, 2.38%, 06/15/17 (c) (d)	1,200,000	1,212,437
Fidelity National Financial Inc., 5.50%, 09/01/22	900,000	980,105
First American Financial Corp.
4.30%, 02/01/23	1,100,000	1,100,617
4.60%, 11/15/24	1,200,000	1,240,164
Ford Motor Credit Co. LLC
12.00%, 05/15/15	1,050,000	1,054,309
2.50%, 01/15/16	1,400,000	1,415,036
6.63%, 08/15/17	500,000	554,636
General Electric Capital Corp.
5.88%, 01/14/38	4,500,000	5,843,686
5.50%, 09/15/67 (a), EUR	400,000	490,474
6.37%, 11/15/67 (a)	2,481,000	2,710,492
General Motors Financial Co. Inc.
3.25%, 05/15/18	200,000	204,544
3.15%, 01/15/20	100,000	100,614
3.45%, 04/10/22	300,000	298,036
Goldman Sachs Group Inc.
6.25%, 09/01/17	400,000	442,063
5.95%, 01/18/18	11,450,000	12,699,962
4.80%, 07/08/44	1,600,000	1,700,099
Goodman Funding Pty Ltd., 6.38%, 11/12/20 (b)	800,000	929,063
HBOS Plc, 6.75%, 05/21/18 (b) (g)	2,700,000	3,018,924
HSBC Bank Plc
4.13%, 08/12/20 (b)	500,000	544,870
4.75%, 01/19/21 (b)	700,000	784,979
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (b) (e)	400,000	610,000
HSBC Finance Corp., 0.69%, 06/01/16 (a)	500,000	499,364
HSBC Holdings Plc
6.37% (callable at 100 beginning 09/17/24) (e) (j)	1,200,000	1,240,800
6.80%, 06/01/38	3,000,000	3,935,826
HSBC USA Inc., 2.35%, 03/05/20	750,000	752,685
ICICI Bank Ltd.
4.75%, 11/25/16	600,000	626,283
4.75%, 11/25/16 (b)	882,000	920,636
Industrial & Commercial Bank of China Ltd., 2.35%, 11/13/17	2,100,000	2,118,883
ING Bank NV
2.00%, 09/25/15 (b)	1,000,000	1,005,243
5.80%, 09/25/23 (b)	1,000,000	1,125,602
ING Groep NV, 6.50%, (callable at 100 beginning 04/16/25) (a) (e) (g) (j)	200,000	198,875
International Lease Finance Corp.
6.75%, 09/01/16 (b)	4,000,000	4,230,000
7.13%, 09/01/18 (b)	450,000	509,625
Intesa Sanpaolo SpA, 3.13%, 01/15/16	3,500,000	3,541,779
Jefferies Finance LLC, 7.38%, 04/01/20 (b)	800,000	790,000
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (e)	875,000	859,688
5.30% (callable at 100 beginning 05/01/20) (a) (e)	125,000	125,156
6.10% (callable at 100 beginning 10/01/24) (e) (g)	500,000	517,500
1.07%, 05/30/17 (a), GBP	2,700,000	4,106,344
3.63%, 05/13/24	1,000,000	1,029,863
JPMorgan Chase Bank NA
0.68%, 06/02/17 (a)	5,000,000	4,999,820
6.00%, 07/05/17	1,000,000	1,096,759
6.00%, 10/01/17	7,000,000	7,739,361
KBC Bank NV, 8.00%, 01/25/23	1,200,000	1,333,500
LBG Capital No.1 Plc, 8.00%, (callable at 100 beginning 06/15/20) (b) (e) (j)	400,000	436,500
LBG Capital No.2 Plc
15.00%, 12/21/19 (j), GBP	200,000	435,170
15.00%, 12/21/19 (j), EUR	500,000	837,982
LeasePlan Corp. NV, 2.50%, 05/16/18 (c) (d)	3,000,000	3,023,775
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (c) (d) (e)	900,000	1,287,000

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,800,000	3,199,552
Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,250,000	1,269,506
Moody’s Corp., 4.88%, 02/15/24	3,900,000	4,302,804
Morgan Stanley
5.95%, 12/28/17	1,000,000	1,107,567
1.42%, 01/27/20 (a)	700,000	710,261
Nordea Bank AB
6.13% (callable at 100 beginning 09/23/24) (b) (e) (g)	1,450,000	1,502,563
4.88%, 05/13/21 (c) (d)	1,400,000	1,528,632
Omega Healthcare Investors Inc., 4.95%, 04/01/24	500,000	524,815
Piper Jaffray Cos., 3.28%, 05/31/17 (a) (c) (d)	700,000	699,686
Pricoa Global Funding I, 2.20%, 05/16/19 (b)	1,500,000	1,513,530
QBE Insurance Group Ltd., 2.40%, 05/01/18 (b)	1,100,000	1,113,247
RCI Banque SA, 3.50%, 04/03/18 (b)	1,100,000	1,149,667
Rio Oil Finance Trust, 6.25%, 07/06/24 (b) (g)	750,000	743,905
Royal Bank of Scotland NV, 4.65%, 06/04/18	2,300,000	2,424,492
Royal Bank of Scotland Plc, 9.50%, 03/16/22	100,000	112,246
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	800,000	798,000
5.18%, 06/28/19	800,000	763,960
5.72%, 06/16/21	700,000	666,750
6.13%, 02/07/22 (b)	300,000	290,100
Sinopec Group Overseas Development 2014 Ltd., 1.19%, 04/10/19 (a) (b)	2,500,000	2,494,995
SL Green Realty Corp., 4.50%, 12/01/22	1,500,000	1,560,696
SLM Corp., 8.45%, 06/15/18	900,000	1,004,130
State Bank of India, 4.13%, 08/01/17	1,250,000	1,304,541
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (c) (d)	219,188	227,820
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (h)	1,560,000	1,754,463
Synchrony Financial
1.48%, 02/03/20 (a)	700,000	703,207
2.70%, 02/03/20	350,000	350,819
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (a) (c) (d) (g)	4,000,000	4,127,248
UBS AG
2.38%, 08/14/19	1,700,000	1,714,402
7.63%, 08/17/22	4,650,000	5,589,705
Union Bank NA, 1.02%, 09/26/16 (a)	500,000	500,671
US Bank NA, 2.80%, 01/27/25	2,000,000	1,977,992
WEA Finance LLC, 3.75%, 09/17/24 (c) (d)	600,000	616,318
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (e)	550,000	583,688
5.90% (callable at 100 beginning 06/15/24) (e)	1,000,000	1,047,500
3.00%, 02/19/25	2,400,000	2,367,710
Weyerhaeuser Co., 7.38%, 10/01/19	2,800,000	3,340,686
WP Carey Inc., 4.00%, 02/01/25	800,000	791,019
		218,086,379
HEALTH CARE - 4.5%
AbbVie Inc., 2.90%, 11/06/22 (g)	2,500,000	2,472,447
Actavis Funding SCS
1.52%, 03/12/20 (a)	4,575,000	4,655,730
3.00%, 03/12/20	325,000	330,632
3.80%, 03/15/25	400,000	404,483
Amgen Inc.
4.10%, 06/15/21	200,000	215,975
3.63%, 05/15/22	700,000	734,314
3.63%, 05/22/24	1,500,000	1,563,714
Boston Scientific Corp., 2.65%, 10/01/18	500,000	509,931
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (b)	1,100,000	1,085,563
HCA Inc., 3.75%, 03/15/19	1,000,000	1,030,000
Hospira Inc., 6.05%, 03/30/17	1,200,000	1,302,106
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (b)	1,225,000	1,244,906
Medtronic Inc.
1.07%, 03/15/20 (a) (b)	200,000	201,989
3.50%, 03/15/25 (b)	1,300,000	1,344,916
Mylan Inc., 1.80%, 06/24/16	700,000	704,393
RPI Finance Trust Term Loan, 3.25%, 05/09/18 (a)	1,618,652	1,622,197
Valeant Pharmaceuticals Term Loan BD, 3.50%, 02/13/19 (a)	852,793	855,249
Zimmer Holdings Inc., 3.55%, 04/01/25	1,200,000	1,200,894
		21,479,439
INDUSTRIALS - 4.3%
AABS Ltd. Term Loan A, 4.88%, 01/10/38 (a) (c) (d) (k)	859,375	871,844
ADT Corp.
3.50%, 07/15/22	100,000	94,250
4.13%, 06/15/23 (g)	600,000	571,500
Asciano Finance Ltd., 4.63%, 09/23/20 (b)	1,000,000	1,079,368
Aviation Capital Group Corp.
3.88%, 09/27/16 (b)	1,700,000	1,746,874
4.63%, 01/31/18 (b)	1,400,000	1,466,297
7.13%, 10/15/20 (b)	1,000,000	1,174,374
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b) (f)	568,000	577,940
Burlington Northern Santa Fe LLC
5.40%, 06/01/41	2,500,000	2,975,663
4.38%, 09/01/42	1,000,000	1,020,978
Cielo SA, 3.75%, 11/16/22 (b)	500,000	478,500
Delos Finance SARL Term Loan, 3.50%, 02/27/21 (a)	1,250,000	1,252,450
Heathrow Funding Ltd., 2.50%, 06/25/17 (c) (d)	1,100,000	1,101,317
Masco Corp.
6.13%, 10/03/16	1,450,000	1,530,475
7.13%, 03/15/20	1,000,000	1,167,500
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b) (f)	372,040	320,996
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (b)	1,000,000	1,037,102
Sensata Technologies Term Loan, 3.50%, 08/15/21 (a)	398,000	399,393
USG Corp.
9.75%, 01/15/18 (h)	500,000	578,750
7.88%, 03/30/20 (b)	800,000	866,000
		20,311,571
INFORMATION TECHNOLOGY - 2.6%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (a)	299,000	300,815
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (b)	1,000,000	1,000,348
Avago Technologies Ltd. Term Loan B, 3.75%, 04/01/21 (a)	3,116,452	3,129,447
Baidu Inc., 3.25%, 08/06/18	2,400,000	2,488,094
Dell Inc. Term Loan B, 4.50%, 03/24/20 (a)	1,580,000	1,585,562

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Fidelity National Information Services Inc., 3.88%, 06/05/24	800,000	818,930
KLA-Tencor Corp.
4.13%, 11/01/21	200,000	208,007
4.65%, 11/01/24	200,000	205,290
Lender Processing Services Inc., 5.75%, 04/15/23	335,000	355,938
Motorola Solutions Inc., 4.00%, 09/01/24 (g)	600,000	601,804
Symantec Corp., 3.95%, 06/15/22	1,400,000	1,430,370
Tencent Holdings Ltd., 3.38%, 05/02/19 (b)	500,000	514,677
		12,639,282
MATERIALS - 1.3%
ALROSA Finance SA, 7.75%, 11/03/20	1,000,000	1,032,500
Cemex SAB de CV
9.50%, 06/15/18 (b) (g)	400,000	444,000
5.88%, 03/25/19 (b) (g)	700,000	722,400
Georgia-Pacific LLC
2.54%, 11/15/19 (b)	1,200,000	1,210,991
5.40%, 11/01/20 (b)	500,000	568,003
3.16%, 11/15/21 (b)	1,000,000	1,019,799
Goldcorp Inc., 3.63%, 06/09/21	350,000	355,111
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (c) (d)	200,000	198,611
WR Grace and Co. Term Loan
2.75%, 02/03/21 (a)	73,208	73,208
2.75%, 02/03/21 (a)	26,356	26,356
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (b) (f)	450,000	457,542
		6,108,521
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.
2.45%, 06/30/20	2,100,000	2,099,326
4.80%, 06/15/44	600,000	591,821
CC Holdings GS V LLC, 2.38%, 12/15/17	550,000	555,838
Crown Castle International Corp., 5.25%, 01/15/23	500,000	527,800
Crown Castle Term Loan, 3.00%, 01/31/21 (a)	3,180,892	3,181,973
Telecom Italia SpA, 6.38%, 06/24/19, GBP	200,000	340,690
Verizon Communications Inc.
5.15%, 09/15/23	3,100,000	3,500,105
6.55%, 09/15/43	273,000	341,471
5.01%, 08/21/54	2,242,000	2,218,656
4.67%, 03/15/55 (b)	2,642,000	2,448,650
		15,806,330
UTILITIES - 3.8%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,146,461
CMS Energy Corp., 5.05%, 02/15/18	1,500,000	1,637,786
Delmarva Power & Light Co., 3.50%, 11/15/23	1,700,000	1,795,069
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,035,000	1,214,418
Dynegy Inc., 6.75%, 11/01/19 (b)	700,000	731,500
ENN Energy Holdings Ltd., 6.00%, 05/13/21	400,000	448,278
IPALCO Enterprises Inc., 7.25%, 04/01/16 (b)	1,400,000	1,458,240
Israel Electric Corp. Ltd.
5.63%, 06/21/18	1,250,000	1,351,563
7.25%, 01/15/19 (b)	950,000	1,087,750
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,232,389
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,869,087
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18 (a)	1,193,909	1,189,861
		18,162,402
Total Corporate Bonds and Notes (cost $382,066,804)		388,371,782

GOVERNMENT AND AGENCY OBLIGATIONS - 20.1%

GOVERNMENT SECURITIES - 20.1%
Municipals - 1.2%
Los Angeles Community College District, 6.75%, 08/01/49	1,165,000	1,696,193
Metropolitan Transportation Authority, 6.81%, 11/15/40	1,000,000	1,377,910
Sacramento Municipal Utility District, 6.16%, 05/15/36	1,000,000	1,261,920
Triborough Bridge & Tunnel Authority, GO, 5.50%, 11/15/39	1,000,000	1,213,670
		5,549,693
Sovereign - 0.8%
Hellenic Republic Government Bond, 3.00%, 02/24/23 - 02/24/42 (f), EUR	1,725,000	1,047,235
Indonesia Government International Bond, 2.88%, 07/08/21 (b), EUR	700,000	825,296
Slovenia Government International Bond, 4.13%, 02/18/19 (b)	2,000,000	2,118,148
		3,990,679
Treasury Inflation Index Securities - 1.1%
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (m) (n)	4,612,179	5,479,486
U.S. Treasury Securities - 17.0%
U.S. Treasury Bond
3.13%, 02/15/42 (o)	3,500,000	3,763,592
3.63%, 08/15/43 (o)	2,800,000	3,294,595
3.75%, 11/15/43 (n)	7,325,000	8,812,319
3.38%, 05/15/44 (o)	5,700,000	6,424,077
3.13%, 08/15/44 (o)	3,700,000	3,982,991
3.00%, 11/15/44 (o)	5,275,000	5,548,229
2.50%, 02/15/45 (o)	6,700,000	6,363,955
Principal Only, 0.00%, 08/15/43 - 02/15/44 (i) (n) (o)	29,100,000	12,798,984
Principal Only, 0.00%, 11/15/43 (i) (n)	20,400,000	8,962,169
U.S. Treasury Note, 2.00%, 02/15/25 (n)	21,600,000	21,503,797
		81,454,708
Total Government and Agency Obligations (cost $98,337,594)		96,474,566

PREFERRED STOCKS - 0.6%

FINANCIALS - 0.6%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (c) (d) (e)	8,000	822,000
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22) (c) (d) (e)	20,000	2,056,876
Total Preferred Stocks (cost $2,925,750)		2,878,876

TRUST PREFERREDS - 0.0%

UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (g) (e)	4,000	108,600
Total Trust Preferreds (cost $101,040)		108,600

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PURCHASED OPTIONS - 0.1%
Call Swaption, 3-Month LIBOR versus 1.00% fixed, Expiration 01/11/16, GSB (d)	870	196,086
Call Swaption, 3-Month LIBOR versus 1.05% fixed, Expiration 01/06/16, MSC (d)	144	36,881
Put Swaption, 3-Month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB (d)	50	17,255
Total Purchased Options (cost $617,672)		250,222

SHORT TERM INVESTMENTS - 5.4%

Certificates of Deposit - 0.5%
Banco Bilbao Vizcaya Argentaria, 1.11%, 05/16/16 (a)	$1,250,000	1,244,875
Intesa Sanpaolo SpA, 1.66%, 04/11/16 (a)	1,000,000	1,002,781
		2,247,656
Securities Lending Collateral - 4.1%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (l)	6,000,000	6,000,000
Fidelity Institutional Money Market Portfolio, 0.12% (l)	5,000,000	5,000,000
Repurchase Agreement with HSB, 0.09% (Collateralized by $51,153 U.S. Treasury Inflation Indexed Note, 0.13%, due 04/15/17, value 53,985, $212,074 U.S. Treasury Bond, 2.75%-4.50%, due 02/15/38-11/15/44, value $249,009, and $684,903 U.S. Treasury Note, 0.25%-10.63%, due 06/15/15-08/15/23, value $717,009) acquired on 04/30/15, due 05/01/15 at $1,000,003	$1,000,000	1,000,000
Repurchase Agreement with MLP, 0.10% (Collateralized by $2,717,674 U.S. Treasury Note, 1.75%, due 02/28/22, value $2,720,038, and $4,265,404 U.S. Treasury Bond, 3.63%, due 02/15/44, value $5,059,452) acquired on 04/30/15, due 05/01/15 at $7,626,972	7,626,950	7,626,950
		19,626,950
Treasury Securities - 0.8%
U.S. Treasury Bill
0.05%, 05/07/15 (o)	120,000	120,000
0.07%, 05/14/15 (o)	580,000	579,996
0.07%, 05/28/15 (o)	432,000	431,998
0.02%, 07/09/15 (o)	281,000	281,000
0.02%, 07/23/15 (o)	293,000	292,995
0.01%, 08/06/15 (o)	2,155,000	2,154,955
		3,860,944
Total Short Term Investments (cost $25,737,838)		25,735,550

Total Investments - 116.5% (cost $552,057,396)		557,312,824
Other Assets and Liabilities, Net - (16.5%)		(78,835,161)
Total Net Assets - 100.0%		$478,477,663

(a)	Variable rate security. Rate stated was in effect as of April 30, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of April 30, 2015, the aggregate value of these liquid securities was $96,144,359 which represented 20.1% of net assets.

(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	Perpetual maturity security.
(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of April 30, 2015.
(g)	All or a portion of the security was on loan.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Convertible security.
(k)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

(l)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2015.
(m)	Treasury inflation indexed note, par amount is adjusted for inflation.
(n)	All or a portion of the investment was purchased on a delayed delivery basis. As of April 30, 2015, the total cost of investments purchased on a delayed delivery basis was $50,703,543.
(o)	All or a portion of the securities is pledged or segregated as collateral.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	1.1%
Belgium	0.3
Brazil	1.8
Canada	0.3
Cayman Islands	0.9
China	2.4
Colombia	0.1
France	2.0
Germany	—
Greece	0.2
Hong Kong	0.2
India	0.5
Indonesia	0.2
Ireland	0.1
Israel	0.5
Italy	0.7
Japan	0.2
Luxembourg	0.8
Macau	0.2
Mexico	0.2
Netherlands	1.9
Norway	0.7
Portugal	0.4
Russian Federation	1.9
Singapore	0.5
Slovenia	0.4
Spain	0.4
Sweden	0.6
Switzerland	2.8
United Kingdom	4.1
United States	73.6
Total Long-Term Investments	100.0%

*     The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of April 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
AABS Ltd. Term Loan A, 4.88%, 01/10/38	01/28/2013	$867,216	$871,844	0.2%
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44	04/17/2015	1,095,825	1,066,620	0.2
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25)	11/20/2014	800,750	822,000	0.2
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22)	06/03/2013	2,125,000	2,056,876	0.4
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	03/24/2015	799,599	800,859	0.2
Crown Castle Towers LLC, 5.50%, 01/15/17	01/06/2011	1,538,303	1,569,129	0.3
Experian Finance Plc, 2.38%, 06/15/17	06/27/2012	1,197,608	1,212,437	0.2
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18	01/23/2012	654,325	665,908	0.1
Heathrow Funding Ltd., 2.50%, 06/25/17	06/19/2012	1,099,647	1,101,317	0.2
LeasePlan Corp. NV, 2.50%, 05/16/18	05/08/2013	2,991,282	3,023,775	0.6
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24)	10/17/2013	1,177,341	1,287,000	0.3
Nordea Bank AB, 4.88%, 05/13/21	02/06/2015	1,543,587	1,528,632	0.3
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	772,331	781,155	0.2
Pearson Funding Five Plc, 3.25%, 05/08/23	05/02/2013	998,950	990,214	0.2
Piper Jaffray Cos., 3.28%, 05/31/17	06/03/2014	700,000	699,686	0.1
SBA Tower Trust, 5.10%, 04/17/17	01/24/2012	1,032,458	1,040,094	0.2
Schaeffler Finance BV, 3.25%, 05/15/25	03/30/2015	107,813	113,689	—
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17	01/20/2012	222,549	227,820	—
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54	09/16/2014	3,992,754	4,127,248	0.9
WEA Finance LLC, 3.75%, 09/17/24	09/11/2014	597,884	616,318	0.1
West Fraser Timber Co. Ltd., 4.35%, 10/15/24	10/08/2014	200,000	198,611	—
		$24,515,222	$24,801,232	4.9%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/Notional Contracts	Value
Foreign Currency Options
Brazilian Real versus USD Call Option, BOA	05/27/2015	2.65	2,800,000	$(346,401)
Brazilian Real versus USD Call Option, GSB	06/02/2015	2.70	1,200,000	(130,902)
Indian Rupee versus USD Call Option, GSB	06/02/2015	67.00	1,100,000	(1,166)
Indian Rupee versus USD Call Option, MSC	06/03/2015	65.90	2,000,000	(4,796)
			7,100,000	$(483,265)
Index Options
CDX.NA.IG.23 Put Option, BCL	07/15/2015	0.80	14	$(1,685)
CDX.NA.IG.23 Put Option, BCL	06/17/2015	0.85	21	(923)
CDX.NA.IG.23 Put Option, BCL	05/20/2015	0.90	21	(46)
CDX.NA.IG.23 Put Option, BCL	05/20/2015	0.90	21	(46)
CDX.NA.IG.23 Put Option, BCL	06/17/2015	0.85	20	(762)
CDX.NA.IG-23 Put Option, BCL	07/15/2015	0.80	19	(2,280)
CDX.NA.IG.23 Put Option, CIT	07/15/2015	0.80	19	(2,287)
CDX.NA.IG.23 Put Option, GSC	06/17/2015	0.85	20	(880)
iTraxx Europe Main Series 22 Call Option, BNP	05/20/2015	0.45	22	(198)
			177	$(9,107)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 1.75% fixed, MSC	01/06/2016	N/A	31	$(23,608)
Call Swaption, 3-Month LIBOR versus 1.76% fixed, GSB	01/11/2016	N/A	95	(75,451)
Call Swaption, 3-Month LIBOR versus 1.76% fixed, GSC	01/11/2016	N/A	96	(76,246)
Call Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A	304	(213,387)
Call Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	96	(50,964)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	208	(31,321)
Put Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A	304	(9,026)
Put Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	96	(1,860)
			1,230	$(481,863)

See accompanying Notes to Financial Statements.

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at October 31, 2014	8,601,659	$1,431,809
Options written during the period	1,560	1,392,192
Options closed during the period	(1,338)	(1,544,514)
Options expired during the period	(1,500,474)	(187,007)
Options outstanding at April 30, 2015	7,101,407	$1,092,480

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable/(Payable)	Written Contracts	Unrealized Appreciation
Euro-Bund Call Option	05/22/2015	EUR	160.00	1	(59)	$17,923
Euro-Bund Put Option	05/22/2015	EUR	154.00	(7)	(59)	6,528
Euro-Bund Put Option	05/22/2015	EUR	155.00	(1)	(3)	2
				(7)	(121)	$24,453

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	June 2015	(167)	$(18,220)
90-Day Eurodollar Future	September 2015	(112)	(25,236)
90-Day Eurodollar Future	December 2015	(99)	(26,368)
90-Day Eurodollar Future	March 2016	(118)	(32,768)
90-Day Eurodollar Future	June 2016	(133)	(84,566)
90-Day Eurodollar Future	September 2016	(133)	(90,980)
90-Day Eurodollar Future	December 2016	(133)	(92,625)
90-Day Eurodollar Future	December 2017	(49)	5,932
90-Day Eurodollar Future	March 2018	(49)	7,118
U.S. Treasury Note Future, 10-Year	June 2015	243	77,542
Ultra Long Term U.S. Treasury Bond Future	June 2015	48	(179,746)
			$(459,917)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	05/05/2015	CSI	BRL	6,707,663	$2,240,668	$—
BRL/USD	01/04/2017	DUB	BRL	4,658,675	1,303,989	(335,813)
BRL/USD	05/05/2015	DUB	BRL	6,707,663	2,225,471	63,801
EUR/USD	05/06/2015	CIT	EUR	24,530,000	27,544,281	953,761
EUR/USD	05/06/2015	GSC	EUR	940,000	1,055,509	43,650
EUR/USD	06/02/2015	DUB	EUR	3,553,000	3,975,629	—
GBP/USD	05/06/2015	BOA	GBP	5,465,000	8,388,601	95,463
INR/USD	07/24/2015	BCL	INR	24,491,303	379,112	(6,851)
INR/USD	05/18/2015	GSC	INR	19,541,829	306,665	(3,424)
INR/USD	06/26/2015	UBS	INR	35,053,608	545,647	(5,814)
JPY/USD	05/08/2015	BNP	JPY	605,600,000	5,093,356	—
MXN/USD	05/05/2015	BCL	MXN	1,605,000	104,607	(4,760)
MXN/USD	07/07/2015	BNP	MXN	57,167,155	3,708,779	22,240
MXN/USD	05/05/2015	CIT	MXN	3,348,000	218,208	(4,531)
MXN/USD	05/05/2015	CSI	MXN	1,569,000	102,261	(2,445)
MXN/USD	05/05/2015	CSI	MXN	1,991,000	129,765	133
MXN/USD	06/11/2015	DUB	MXN	10,146,629	659,523	(3,655)
MXN/USD	05/05/2015	DUB	MXN	56,022,155	3,651,288	(712)
USD/AUD	05/06/2015	CSI	AUD	(3,176,000)	(2,513,050)	(96,879)
USD/BRL	06/02/2015	BNP	BRL	(640,913)	(211,000)	—
USD/BRL	01/04/2017	BNP	BRL	(4,658,675)	(1,303,989)	335,813

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/BRL	05/05/2015	CSI	BRL	(6,707,663)	$(2,225,471)	$(131,683)
USD/BRL	07/02/2015	CSI	BRL	(2,713,868)	(882,436)	84,558
USD/BRL	05/05/2015	DUB	BRL	(6,707,663)	(2,240,668)	—
USD/BRL	06/02/2015	DUB	BRL	(6,707,663)	(2,202,892)	(60,553)
USD/EUR	05/06/2015	BNP	EUR	(20,349,000)	(22,849,514)	(946,156)
USD/EUR	06/02/2015	CIT	EUR	(24,530,000)	(27,554,305)	(955,004)
USD/EUR	05/04/2015	DUB	EUR	(3,553,000)	(3,974,201)	—
USD/EUR	05/06/2015	DUB	EUR	(3,422,000)	(3,842,500)	(156,175)
USD/EUR	05/06/2015	GSC	EUR	(1,699,000)	(1,907,775)	(66,300)
USD/GBP	06/02/2015	BOA	GBP	(5,465,000)	(8,386,979)	(95,349)
USD/GBP	05/06/2015	GSC	GBP	(5,465,000)	(8,388,601)	(305,547)
USD/JPY	06/03/2015	BNP	JPY	(605,600,000)	(5,094,620)	—
USD/JPY	05/08/2015	BOA	JPY	(605,600,000)	(5,072,217)	(3,641)
USD/MXN	05/05/2015	BNP	MXN	(57,167,155)	(3,725,914)	(22,778)
USD/MXN	05/05/2015	BNP	MXN	(4,054,000)	(264,223)	4,085
USD/MXN	05/05/2015	CSI	MXN	(3,314,000)	(215,992)	5,729
ZAR/USD	07/30/2015	BCL	ZAR	1,274,484	105,570	1,403
					$(41,117,418)	$(1,597,434)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	17,500,000	$(26,318)	$(100,423)
DUB	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	7,500,000	(9,612)	(44,706)
DUB	Brazil Interbank Deposit Rate	Paying	12.23%	01/04/2021	BRL	11,300,000	(3,325)	(5,356)
DUB	Brazil Interbank Deposit Rate	Paying	12.56%	01/04/2021	BRL	14,000,000	(6,626)	55,713
GSB	Brazil Interbank Deposit Rate	Paying	12.06%	01/04/2021	BRL	2,400,000	8,579	(15,415)
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	600,000	(2,488)	(6,724)
BNP	Eurozone HICP	Receiving	0.85%	12/15/2019	EUR	150,000	48	331
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	300,000	(1,076)	(836)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	300,000	(534)	(1,378)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	300,000	(690)	(1,222)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	500,000	(1,961)	(1,225)
BNP	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	500,000	(150)	(5,362)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	500,000	(1,152)	(2,034)
BOA	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	300,000	—	(1,912)
BOA	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	300,000	(76)	(3,232)
BOA	Eurozone HICP	Receiving	0.70%	12/15/2018	EUR	300,000	(602)	1,360
CIT	Eurozone HICP	Receiving	1.00%	10/22/2019	EUR	300,000	(1,099)	(813)
CIT	Eurozone HICP	Receiving	1.11%	03/10/2021	EUR	400,000	—	1,244
DUB	Eurozone HICP	Receiving	0.60%	12/15/2018	EUR	150,000	(152)	1,218
DUB	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	300,000	198	(3,505)
DUB	Eurozone HICP	Receiving	0.75%	12/15/2019	EUR	600,000	674	4,312
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	100,000	(95)	246
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	300,000	389	(238)
GSB	Eurozone HICP	Receiving	1.11%	03/10/2021	EUR	400,000	—	1,244
GSB	Eurozone HICP	Receiving	0.90%	10/15/2019	EUR	500,000	(1,159)	883
GSB	Eurozone HICP	Receiving	0.90%	10/15/2019	EUR	500,000	(1,152)	877
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	600,000	977	(674)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	600,000	(438)	740
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	1,200,000	198	407
MSC	Eurozone HICP	Receiving	0.80%	12/10/2019	EUR	150,000	334	479
MSC	Eurozone HICP	Receiving	0.35%	12/15/2017	EUR	150,000	15	1,178
UBS	Eurozone HICP	Receiving	0.70%	12/15/2018	EUR	150,000	76	303
UBS	Eurozone HICP	Receiving	0.80%	12/10/2019	EUR	300,000	192	1,434
DUB	US CPURNSA	Receiving	1.54%	11/07/2016		300,000	—	(3,851)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		300,000	23	(3,828)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016	700,000	$—	$(8,879)
						$(47,002)	$(139,644)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	2.70%	07/18/2024		1,300,000	$(69,972)
N/A	3-Month LIBOR	Receiving	2.46%	11/15/2024		1,500,000	(48,155)
N/A	3-Month LIBOR	Receiving	3.00%	12/17/2024		3,600,000	(106,280)
N/A	3-Month LIBOR	Receiving	2.30%	02/17/2025		8,900,000	(149,426)
N/A	3-Month LIBOR	Receiving	2.70%	05/21/2024		27,700,000	(1,495,387)
N/A	3-Month LIBOR	Receiving	2.25%	03/16/2019		39,500,000	(230,622)
N/A	6-Month Euribor	Receiving	1.50%	03/16/2046	EUR	1,500,000	57,235
N/A	6-Month Euribor	Receiving	0.95%	03/25/2025	EUR	1,500,000	(43,078)
N/A	6-Month Euribor	Receiving	0.75%	09/16/2025	EUR	2,100,000	22,020
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.50%	09/17/2021	JPY	26,000,000	545
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	110,000,000	(13,036)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	770,000,000	(346,287)
N/A	London-Interbank Offered Rate	Receiving	2.00%	09/16/2025	GBP	4,400,000	211,262
N/A	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	14,400,000	21,527
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	55,600,000	(7,380)
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	111,600,000	25,025
							$(2,172,009)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount (1),(5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
DUB	BNP Paribas, 2.88%, 09/26/2023	0.49%	1.00%	03/20/2019	$(1,291,279)	$26,924	$15,351	$11,573
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	3.39%	5.00%	03/20/2021	(500,000)	44,633	36,014	8,619
CGM	D.R. Horton, 3.63%, 02/15/2018	1.22%	1.00%	09/20/2019	(900,000)	(7,448)	(43,556)	36,108
MSS	Domtar Corporation, 7.13%, 08/15/2015	0.92%	1.00%	03/20/2019	(500,000)	2,183	(11,395)	13,578
CSI	Encana Corp., 4.75%, 10/15/2013	0.78%	1.00%	03/20/2018	(2,000,000)	15,086	(26,492)	41,578
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.16%	5.00%	12/20/2015	(1,050,000)	39,079	87,912	(48,833)
BOA	Gazprom OAO, 1.00%, 06/20/2020	4.74%	1.00%	06/20/2020	(200,000)	(32,284)	(32,847)	563
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.29%	1.00%	03/20/2019	(1,700,000)	48,336	19,911	28,425
DUB	General Motors Co., 4.88%, 10/02/2023	1.05%	5.00%	03/20/2019	(1,000,000)	154,050	166,945	(12,895)
CSI	Glencore Finance Europe, 6.50%, 02/27/2019	1.03%	1.00%	12/20/2018	(729,853)	167	(24,233)	24,400
GSC	Hellenic Republic, 2.00%, 02/24/2023	N/A	1.00%	12/20/2015	(700,000)	(240,742)	(32,098)	(208,644)
CSI	HJ Heinz Co., 6.38%, 07/15/2028	0.27%	1.00%	03/20/2018	(100,000)	2,216	(2,979)	5,195
BCL	Italian Republic, 6.88%, 09/27/2023	1.20%	1.00%	06/20/2020	(2,600,000)	(22,196)	48	(22,244)
BOA	Italian Republic, 6.88%, 09/27/2023	1.20%	1.00%	06/20/2020	(1,500,000)	(12,805)	(2,673)	(10,132)
MSC	Italian Republic, 6.88%, 09/27/2023	1.20%	1.00%	06/20/2020	(5,600,000)	(47,806)	(5,495)	(42,311)
MSC	Italian Republic, 6.88%, 09/27/2023	1.20%	1.00%	06/20/2020	(4,800,000)	(40,977)	(7,321)	(33,656)
BOA	KB Home, 9.10%, 09/15/2017	2.18%	5.00%	09/20/2018	(500,000)	48,715	25,563	23,152
GSI	KB Home, 9.10%, 09/15/2017	2.18%	5.00%	09/20/2018	(700,000)	68,201	35,279	32,922
BCL	Kinder Morgan Inc., 3.05%, 12/01/2019	1.48%	1.00%	03/20/2022	(1,500,000)	(43,762)	(59,518)	15,756
BBP	Kingdom of Spain, 5.50%, 07/30/2017	0.65%	1.00%	12/20/2018	(500,000)	6,850	(29,438)	36,288
BOA	Kingdom of Spain, 5.50%, 07/30/2017	0.65%	1.00%	12/20/2018	(100,000)	1,370	(5,896)	7,266
GSI	Kingdom of Spain, 5.50%, 07/30/2017	0.65%	1.00%	12/20/2018	(800,000)	10,961	(25,660)	36,621
MSC	MCDX.NA.24	N/A	1.00%	06/20/2025	(875,000)	(27,044)	(29,616)	2,572
BBP	Metlife Inc., 4.75%, 02/08/2021	0.53%	1.00%	12/20/2018	(3,000,000)	54,328	—	54,328
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.06%	1.00%	12/20/2019	(1,600,000)	(198,821)	(177,935)	(20,886)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.02%	1.00%	09/20/2019	(1,200,000)	(140,407)	(65,933)	(74,474)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	3.97%	1.00%	06/20/2019	(1,000,000)	(109,421)	(76,887)	(32,534)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	2.81%	1.00%	06/20/2015	(1,200,000)	(1,661)	(3,435)	1,774

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (2) (continued)
GSC	Petrobras International Finance Co., 8.38%, 12/10/2018	4.02%	1.00%	09/20/2019	$(400,000)	$(46,803)	$(23,215)	$(23,588)
DUB	Republic of Colombia, 10.38%, 01/28/2033	0.57%	1.00%	03/20/2016	(250,000)	1,253	1,503	(250)
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.57%	1.00%	03/20/2016	(750,000)	3,760	4,509	(749)
MSC	Transocean Inc., 7.38%, 04/15/2018	6.46%	1.00%	12/20/2019	(2,000,000)	(415,904)	(268,225)	(147,679)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.06%	1.00%	12/20/2016	(3,000,000)	49,930	10,972	38,958
BOA	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	03/20/2019	(500,000)	386	3,548	(3,162)
BOA	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	12/20/2018	(200,000)	414	(539)	953
DUB	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	03/20/2019	(2,950,000)	2,277	22,428	(20,151)
DUB	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	12/20/2018	(500,000)	1,036	1,708	(672)
GSI	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	12/20/2018	(2,000,000)	4,144	1,172	2,972
MSS	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	03/20/2019	(1,150,000)	887	5,021	(4,134)
BBP	Virgin Media Finance Plc, 7.00%, 04/15/2023	2.26%	5.00%	06/20/2021	(336,855)	54,636	40,230	14,406
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.32%	1.00%	03/20/2018	(1,400,000)	29,073	(17,635)	46,708
					$(53,582,987)	$(717,186)	$(494,907)	$(222,279)

Counterparty	Reference Obligation	Fixed Rate(6)	Expiration Date	Notional Amount (1),(5)	Value(4)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(4,850,000)	$416,213	$21,294
N/A	CDX.NA.IG.23	1.00%	12/20/2019	(27,750,000)	456,876	18,446
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(96,200,000)	1,725,058	(99,779)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(1,300,000)	92,643	5,283
N/A	iTraxx Europe Series 22	1.00%	12/20/2024	(1,908,847)	21,045	24,699
				$(132,008,847)	$2,711,835	$(30,057)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2015

Curian/PIMCO Total Return Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	40.4%
U.S. Government Agency MBS	20.8
Financials	17.3
Non-U.S. Government Agency ABS	11.0
Telecommunication Services	2.0
Energy	1.2
Health Care	0.8
Industrials	0.5
Consumer Discretionary	0.4
Consumer Staples	0.3
Utilities	0.3
Materials	0.1
Information Technology	0.1
Purchased Options	0.0
Short Term Investments	4.8
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.4%
Accredited Mortgage Loan Trust REMIC, 0.44%, 09/25/36 (a)	$10,000,000	$8,357,140
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.22%, 10/25/34 (a)	2,530,110	2,380,570
Aire Valley Mortgages Plc, 0.33%, 09/20/66 (a), EUR	1,440,154	1,584,582
American Home Mortgage Assets Trust REMIC, 0.84%, 02/25/47 (a)	2,225,205	1,396,321
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.53%, 04/15/33 (a)	1,775,214	1,743,070
Banc of America Funding Ltd., 0.44%, 10/03/39 (a) (b)	2,209,104	2,181,335
Banc of America Funding Trust REMIC, 2.88%, 02/20/35 (a)	422,233	419,504
Bear Stearns Asset Backed Securities I Trust REMIC
0.67%, 09/25/35 (a)	6,000,000	5,126,256
0.38%, 04/25/37 (a)	1,427,823	1,355,630
Citigroup Mortgage Loan Trust REMIC, 2.51%, 12/25/35 (a)	88,273	87,463
Cordatus CLO I Plc, 0.37%, 01/30/24 (a), EUR	4,292,233	4,758,268
Countrywide Asset-Backed Certificates REMIC, 0.93%, 06/25/34 (a)	5,738,798	5,479,680
Credit Suisse Commercial Mortgage Trust REMIC, 5.38%, 02/15/40	569,227	597,893
Delta Air Lines Inc. Pass-Through Trust, 7.75%, 12/17/19	225,804	261,508
Delta Funding Corp. Home Equity Loan Trust, 2.06%, 12/25/31 (a)	4,591,939	4,262,586
Eurosail-UK 2007-4bl Plc, 1.51%, 06/13/45 (a) (g), GBP	3,000,000	4,560,786
First Horizon Mortgage Pass-Through Trust REMIC, 2.66%, 06/25/35 (a)	2,097,903	1,932,785
GoldenTree Loan Opportunities IV Ltd., 0.49%, 08/18/22 (a) (b)	1,481,030	1,469,979
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust REMIC, 5.44%, 01/10/17	1,200,000	1,263,497
GSR Mortgage Loan Trust REMIC, 2.68%, 09/25/35 (a)	1,413,914	1,417,312
Impac Secured Assets Trust REMIC, 0.35%, 01/25/37 (a)	9,366,812	8,076,984
IndyMac INDX Mortgage Loan Trust REMIC, 0.43%, 01/25/16 (a)	1,033,766	872,312
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42%, 02/15/17	373,751	395,238
5.34%, 05/15/47	1,371,400	1,432,386
JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	245,072	250,421
Landmark Mortgage Securities No 3 Plc, 0.85%, 04/17/44 (a), GBP	3,440,866	4,973,493
Lehman Mortgage Trust REMIC, 6.00%, 09/25/37	1,129,038	1,072,825
Lehman XS Trust REMIC, 0.36%, 07/25/37 (a)	8,182,971	6,054,932
Lockwood Grove CLO Ltd., 1.62%, 01/25/24 (a) (b) (d)	1,800,000	1,789,105
Merit Securities Corp. REMIC, 0.80%, 04/28/27 (a) (b)	60,535	53,289
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.48%, 03/12/51 (a)	1,500,000	1,597,253
Morgan Stanley Capital I Trust REMIC, 1.33%, 08/16/16 (a) (b)	2,600,000	2,600,000
Morgan Stanley Mortgage Loan Trust REMIC, 0.44%, 04/25/35 (a)	294,674	272,418
Morgan Stanley Re-REMIC Trust, 5.99%, 04/12/17 (a) (b)	4,460,978	4,763,842
Northwest Airlines Pass-Through Trust, 7.15%, 10/01/19	5,073,833	5,352,894
OneMain Financial Issuance Trust, 3.19%, 01/18/18 (b)	4,800,000	4,844,832
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.40%, 01/01/24 (a)	2,956,644	3,005,677
Panther CDO V BV, 0.36%, 10/15/84 (a) (f) (g), EUR	1,852,662	1,994,933
PHH Mortgage Capital LLC REMIC, 5.63%, 07/18/35 (a)	920,658	926,927
Provident Funding Mortgage Loan Trust REMIC, 2.46%, 10/25/35 (a)	920,749	915,964
Race Point IV CLO Ltd., 0.48%, 08/20/21 (b)	2,778,055	2,765,153
Residential Accredit Loans Inc. REMIC, 0.33%, 02/25/47 (a)	2,440,655	1,385,538
Securitized Asset Backed Receivables LLC Trust REMIC, 0.62%, 08/25/35 (a)	5,900,000	3,772,354
SG Mortgage Securities Trust REMIC, 0.39%, 10/25/36 (a)	6,703,000	3,478,783
SLM Private Education Loan Trust, 1.28%, 01/15/16 (a) (b)	2,905,055	2,917,829
Soundview Home Loan Trust REMIC
0.42%, 07/25/36 (a)	1,900,000	1,193,270
0.31%, 12/25/36 (a)	503,323	482,462
Structured Asset Mortgage Investments II Trust REMIC, 0.30%, 08/25/36 (a)	1,863,965	1,448,060
Sunrise Srl, 0.54%, 08/27/31 (a), EUR	1,779,896	1,996,176
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,057,967
Washington Mutual Mortgage Pass-Through Certificates REMIC, 1.34%, 11/25/42 (a)	4,055,273	3,785,354
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.64%, 07/25/36 (a)	1,238,953	1,206,085
Total Non-U.S. Government Agency Asset- Backed Securities (cost $120,865,655)		127,370,921

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 27.6%

CONSUMER DISCRETIONARY - 0.4%
Marks & Spencer Plc, 6.25%, 12/01/17 (b)	2,300,000	2,538,450
MGM Resorts International, 7.63%, 01/15/17	1,347,000	1,451,393
		3,989,843
CONSUMER STAPLES - 0.4%
Kraft Foods Group Inc., 1.63%, 06/04/15	1,000,000	1,000,915
Kroger Co., 0.80%, 10/17/16 (a)	2,700,000	2,706,483
		3,707,398
ENERGY - 1.5%
Canadian Natural Resources Ltd., 0.65%, 03/30/16 (a)	4,900,000	4,893,287
Petrobras Global Finance BV
2.00%, 05/20/16	100,000	98,000
2.63%, 03/17/17 (a)	200,000	193,000
3.25%, 03/17/17 (h)	1,000,000	981,392
4.38%, 05/20/23	100,000	88,933
Petrobras International Finance Co.
3.50%, 02/06/17	300,000	296,250
7.88%, 03/15/19 (h)	6,600,000	7,164,366
5.75%, 01/20/20	300,000	299,250
		14,014,478
FINANCIALS - 20.7%
Ally Financial Inc.
4.63%, 06/26/15	1,100,000	1,104,418
2.75%, 01/30/17	1,600,000	1,594,400
6.25%, 12/01/17	800,000	857,000
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,647,903
American Express Co., 6.80%, 09/01/66 (a)	3,489,000	3,663,450
American International Group Inc., 8.17%, 05/15/58 (a)	2,000,000	2,770,000
Banca Monte dei Paschi di Siena SpA, 3.63%, 04/01/19, EUR	900,000	1,045,406
Banco do Brasil SA, 6.00%, 01/22/20 (b)	200,000	217,800
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (b) (h)	2,900,000	2,907,250
Banco Santander Brasil SA, 4.25%, 01/14/16 (b) (h)	1,000,000	1,018,100
Banco Santander Chile, 1.18%, 04/11/17 (a) (b)	3,700,000	3,689,078
Bank of America Corp.
1.50%, 10/09/15	4,300,000	4,313,691
0.74%, 05/23/17 (a), EUR	1,200,000	1,342,705
Bank of Nova Scotia, 1.25%, 04/11/17	9,400,000	9,429,291
Barclays Bank Plc, 7.75%, 04/10/23 (a)	1,799,000	1,996,890
Citigroup Inc.
4.45%, 01/10/17	200,000	210,293
0.77%, 05/01/17 (a)	8,700,000	8,693,144
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, (callable at 100 beginning 06/30/19) (b) (d)	5,900,000	7,581,500
Credit Agricole SA, 1.63%, 04/15/16 (f) (g)	4,000,000	4,027,108
Daimler Finance North America LLC, 2.95%, 01/11/17 (b)	2,771,000	2,854,756
Ford Motor Credit Co. LLC
2.75%, 05/15/15	8,100,000	8,105,655
12.00%, 05/15/15	1,300,000	1,305,334
3.98%, 06/15/16	200,000	205,874
0.71%, 11/08/16 (a)	3,500,000	3,488,468
General Motors Financial Co. Inc., 3.15%, 01/15/20	1,300,000	1,307,982
Goldman Sachs Group Inc.
3.70%, 08/01/15	2,000,000	2,015,092
5.35%, 01/15/16	4,900,000	5,051,880
HBOS Plc
0.96%, 09/06/17 (a)	2,571,000	2,556,052
6.75%, 05/21/18 (b) (h)	900,000	1,006,308
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	3,056,268
Industrial Bank of Korea, 3.75%, 09/29/16 (b)	1,500,000	1,550,183
Itau Unibanco Holding SA, 5.65%, 03/19/22 (h)	1,100,000	1,146,750
JPMorgan Chase & Co.
1.10%, 10/15/15	6,900,000	6,915,842
0.88%, 02/26/16 (a)	4,000,000	4,008,084
3.45%, 03/01/16	600,000	613,278
3.15%, 07/05/16	1,700,000	1,742,944
1.07%, 05/30/17 (a), GBP	7,400,000	11,254,425
KBC Bank NV, 8.00%, 01/25/23	800,000	889,000
KeyBank NA, 7.41%, 05/06/15	3,300,000	3,302,327
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (d) (f) (g)	1,900,000	2,717,000
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	16,242,427
6.88%, 04/25/18	2,100,000	2,399,664
Morgan Stanley, 5.38%, 10/15/15	4,000,000	4,083,124
National Australia Bank Ltd., 0.55%, 06/30/17 (a) (b)	10,500,000	10,486,403
RCI Banque SA, 4.60%, 04/12/16 (b)	1,953,000	2,016,658
SLM Corp., 5.14%, 06/15/16	10,000,000	10,200,000
Springleaf Finance Corp., 6.90%, 12/15/17	7,000,000	7,437,500
Toronto-Dominion Bank, 0.72%, 09/09/16 (a)	5,100,000	5,120,410
UBS AG, 7.63%, 08/17/22	5,150,000	6,190,748
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (d)	4,600,000	5,077,250
0.74%, 04/22/19 (a)	3,200,000	3,200,922
		197,658,035
HEALTH CARE - 1.0%
Actavis Funding SCS
3.00%, 03/12/20	500,000	508,664
3.45%, 03/15/22	300,000	304,953
HCA Inc. Extended Term Loan A-2, 2.65%, 05/02/16 (a)	3,520,000	3,525,597
VRX Escrow Corp., 4.50%, 05/15/23 (f) (g), EUR	4,500,000	5,090,726
		9,429,940
INDUSTRIALS - 0.6%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	600,000	647,765
CSX Corp., 5.60%, 05/01/17	3,350,000	3,643,222
Hellenic Railways Organization SA
4.50%, 12/06/16 (g), JPY	80,000,000	443,167
4.03%, 03/17/17 (g), EUR	1,300,000	963,406
		5,697,560
INFORMATION TECHNOLOGY - 0.1%
Apple Inc., 2.85%, 05/06/21	500,000	516,869

MATERIALS - 0.1%
Gerdau Holdings Inc., 7.00%, 01/20/20 (b) (h)	900,000	990,540
GTL Trade Finance Inc., 7.25%, 10/20/17 (b)	300,000	328,200
		1,318,740

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc., 0.69%, 03/30/17 (a)	3,300,000	3,294,149
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,300,000	2,348,079
Sprint Communications Inc., 9.13%, 03/01/17	2,000,000	2,185,000
Verizon Communications Inc.
1.80%, 09/15/16 (a)	2,400,000	2,436,581
2.50%, 09/15/16	5,622,000	5,740,950
0.66%, 06/09/17 (a)	5,000,000	4,994,565
2.02%, 09/14/18 (a)	500,000	519,330
3.65%, 09/14/18	1,600,000	1,695,051
		23,213,705
UTILITIES - 0.4%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (b) (h)	200,000	195,940
Dynegy Inc.
6.75%, 11/01/19 (b)	2,000,000	2,090,000
7.38%, 11/01/22 (b)	900,000	958,500
7.63%, 11/01/24 (b)	400,000	430,000
		3,674,440
Total Corporate Bonds and Notes (cost $258,565,971)		263,221,008

GOVERNMENT AND AGENCY OBLIGATIONS - 74.0%

GOVERNMENT SECURITIES - 48.9%
Federal Home Loan Mortgage Corp. - 1.7% (i)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	4,000,000	4,026,628
1.75%, 05/30/19	600,000	610,321
1.25%, 10/02/19	12,100,000	12,006,769
		16,643,718
Federal National Mortgage Association - 3.1% (i)
Federal National Mortgage Association
1.25%, 01/30/17	5,400,000	5,456,500
5.00%, 05/11/17 (j)	2,600,000	2,823,093
5.38%, 06/12/17 (j)	4,800,000	5,263,637
0.88%, 02/08/18 - 05/21/18	14,900,000	14,873,962
1.88%, 09/18/18	1,100,000	1,129,229
		29,546,421
Municipals - 4.1%
American Municipal Power Inc., 8.08%, 02/15/50	2,200,000	3,464,868
Bay Area Toll Authority - Series S1
7.04%, 04/01/50	3,800,000	5,547,468
6.91%, 10/01/50	1,000,000	1,446,020
California Statewide Communities Development Authority, 7.55%, 05/15/40	1,100,000	1,489,433
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	700,000	915,418
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	2,800,000	4,004,168
Metropolitan Transportation Authority, 6.69%, 11/15/40	1,600,000	2,181,360
Mississippi Development Bank, 6.31%, 01/01/33	300,000	371,967
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	2,100,000	2,664,501
State of California
7.50%, 04/01/34	1,400,000	2,063,278
7.95%, 03/01/36	2,300,000	2,814,602
7.63%, 03/01/40	1,800,000	2,764,836
7.60%, 11/01/40	4,000,000	6,222,080
State of California Various Purpose Bond, 7.55%, 04/01/39	1,500,000	2,305,620
State of Iowa, 6.75%, 06/01/34	400,000	461,708
		38,717,327
Sovereign - 5.6%
Athens Urban Transportation Organisation, 4.85%, 09/19/16, EUR	200,000	150,460
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (b)	300,000	303,600
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/15 - 01/01/16 (c), BRL	125,100,000	38,946,524
Bundesrepublik Deutschland
4.25%, 07/04/39, EUR	5,000,000	9,854,254
4.75%, 07/04/40, EUR	400,000	849,248
2.50%, 07/04/44, EUR	500,000	802,019
2.50%, 08/15/46, EUR	300,000	486,756
Mexican Bonos, 7.75%, 05/29/31, MXN	7,900,000	587,968
Province of Ontario, Canada, 3.15%, 06/02/22, CAD	600,000	537,190
Province of Quebec, Canada, 4.25%, 12/01/21, CAD	1,300,000	1,238,970
		53,756,989
Treasury Inflation Index Securities - 16.5%
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (j) (k)	861,032	936,641
0.63%, 07/15/21 (j) (k)	20,620,314	21,680,322
0.13%, 01/15/22 (j) (k)	1,555,590	1,574,671
0.13%, 07/15/22 - 01/15/23 (k)	19,549,873	19,759,396
0.38%, 07/15/23 (k)	7,564,575	7,791,512
2.38%, 01/15/25 - 01/15/27 (k)	39,802,776	48,714,295
2.00%, 01/15/26 (k)	17,266,106	20,512,945
1.75%, 01/15/28 (j) (k)	21,735,954	25,495,600
2.50%, 01/15/29 (k)	7,762,146	9,924,633
0.75%, 02/15/42 (k)	103,877	104,007
1.38%, 02/15/44 (k)	503,570	586,030
		157,080,052
U.S. Treasury Securities - 17.9%
U.S. Treasury Bond
6.13%, 11/15/27	2,800,000	3,998,313
6.25%, 05/15/30	7,900,000	11,801,857
4.25%, 05/15/39	3,700,000	4,729,640
4.50%, 08/15/39	4,200,000	5,565,000
4.38%, 11/15/39 - 05/15/40	8,400,000	10,951,224
4.63%, 02/15/40	1,000,000	1,350,469
3.13%, 02/15/42 - 08/15/44	21,600,000	23,247,445
3.00%, 05/15/42 - 11/15/44	15,200,000	15,981,628
2.75%, 08/15/42 - 11/15/42	7,800,000	7,796,829
2.88%, 05/15/43	500,000	512,149
3.75%, 11/15/43	600,000	721,828
3.38%, 05/15/44	6,100,000	6,874,889
2.50%, 02/15/45	25,300,000	24,031,053
U.S. Treasury Note
0.63%, 09/30/17 (j)	6,100,000	6,082,365
2.75%, 02/15/24 (j)	1,200,000	1,275,374
2.50%, 05/15/24 (j)	1,400,000	1,458,734
2.38%, 08/15/24 (j)	1,100,000	1,133,859
2.25%, 11/15/24	38,000,000	38,718,428
2.00%, 02/15/25	3,100,000	3,088,859
6.13%, 08/15/29	1,000,000	1,461,484
		170,781,427
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 25.1%
Federal Home Loan Mortgage Corp. - 2.2%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/28 - 12/01/41	1,152,725	1,259,958

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.50%, 09/01/33 - 03/01/40	3,382,602	3,821,192
4.50%, 05/15/45, TBA (l)	7,000,000	7,611,681
4.00%, 06/15/45, TBA (l)	2,000,000	2,132,187
REMIC, 0.90%, 05/15/37 (a)	1,204,049	1,227,937
REMIC, 5.00%, 08/15/38	4,370,756	4,868,524
		20,921,479
Federal National Mortgage Association - 22.6%
Federal National Mortgage Association
3.00%, 07/01/21 - 05/01/22	3,277,235	3,433,084
3.89%, 07/01/21	1,185,217	1,295,331
3.16%, 05/01/22	776,860	824,148
2.31%, 08/01/22	300,000	302,550
4.50%, 08/01/23 - 01/01/42	10,260,704	11,203,744
5.00%, 04/01/28 - 11/01/41	551,003	612,920
3.50%, 05/15/30 - 05/15/45, TBA (l)	33,000,000	34,683,010
4.00%, 05/15/30 - 06/15/45, TBA (l)	52,000,000	55,507,086
4.00%, 10/01/30	1,620,371	1,744,677
5.50%, 01/01/33 - 12/01/38	2,646,363	2,997,404
6.00%, 03/01/33 - 05/01/41	7,498,130	8,584,640
4.50%, 05/15/45 - 06/15/45, TBA (l)	40,000,000	43,487,493
5.00%, 05/15/45 - 06/15/45, TBA (l)	22,000,000	24,493,625
6.00%, 05/15/45, TBA (l)	7,000,000	8,002,524
3.00%, 06/15/45, TBA (l)	14,000,000	14,218,750
5.50%, 06/15/45, TBA (l)	4,000,000	4,524,625
		215,915,611
Government National Mortgage Association - 0.3%
Government National Mortgage Association
3.00%, 05/15/45, TBA (l)	1,000,000	1,027,890
3.50%, 06/15/45, TBA (l)	2,000,000	2,103,727
		3,131,617
Total Government and Agency Obligations (cost $700,292,114)		706,494,641

PREFERRED STOCKS - 0.1%

FINANCIALS - 0.1%
Wells Fargo & Co., 7.50%, Series L (d) (m)	1,100	1,340,625
Total Preferred Stocks (cost $1,222,787)		1,340,625

PURCHASED OPTIONS - 0.0%
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC (g)	298	34,804
Call Swaption, 3-Month LIBOR versus 1.10% fixed, Expiration 01/19/16, GSB (g)	101	30,037
Call Swaption, 3-Month LIBOR versus 1.10% fixed, Expiration 01/29/16, BOA (g)	540	159,412
Call Swaption, 3-Month LIBOR versus 1.15% fixed, Expiration 07/20/15, GSB (g)	102	22,049
Call Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 01/29/16, MSC (g)	50	30,240
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 01/29/16, MSC (g)	50	40,916
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 07/30/15, CGM (g)	25	6,115
Japanese Yen versus USD Call Option, Strike Price JPY 122.70, Expiration 07/02/15, BNP (g)	6,700,000	38,450
Euro versus USD Put Option, Strike Price 1.07, Expiration 05/06/15, CSI (g)	1,500,000	14
Put Swaption, 3-Month LIBOR versus 3.21% fixed, Expiration 01/16/20, GSB (g)	50	53,442
Total Purchased Options (cost $615,073)		415,479

SHORT TERM INVESTMENTS - 5.8%

Federal Home Loan Bank - 0.3% (i)
Federal Home Loan Bank, 0.08%, 07/10/15 - 07/17/15	$2,800,000	2,799,665

Repurchase Agreements - 1.6%
Repurchase Agreement with CMB, 0.21% (Collateralized by $16,200,000 U.S. Treasury Note, 1.00%, due 11/30/19, value $15,934,219) acquired on 04/30/15, due 05/01/15 at 15,600,091	15,600,000	15,600,000
Securities Lending Collateral - 0.9%
Fidelity Institutional Money Market Portfolio, 0.12% (e)	3,000,000	3,000,000
Repurchase Agreement with HSB, 0.09% (Collateralized by $51,153 U.S. Treasury Inflation Indexed Note, 0.13%, due 04/15/17, value $53,985, $212,074 U.S. Treasury Bond, 2.75%-4.50%, due 02/15/38-11/15/44, value $249,009, and $684,903 U.S. Treasury Note, 0.25%-10.63%, due 06/15/15-08/15/23, value $717,009) acquired on 04/30/15, due 05/01/15 at $1,000,003	$1,000,000	1,000,000
Repurchase Agreement with MLP, 0.10% (Collateralized by $1,460,944 U.S. Treasury Note, 1.75%, due 02/28/22, value $1,462,214, and $2,292,959 U.S. Treasury Bond, 3.63%, due 02/15/44, value $2,719,816) acquired on 04/30/15, due 05/01/15 at $4,100,041	4,100,030	4,100,030
		8,100,030
Treasury Securities - 3.0%
Brazil Letras do Tesouro Nacional, 04/01/16, BRL	95,600,000	28,207,006
U.S. Treasury Bill, 0.05%, 08/06/15 (j)	$401,000	400,995
		28,608,001
Total Short Term Investments (cost $54,132,188)		55,107,696

Total Investments - 120.9% (cost $1,135,693,788)		1,153,950,370
Total Forward Sales Commitments - (0.4%) (proceeds $4,188,125)		(4,186,875)
Other Assets and Liabilities, Net - (20.5%)		(195,410,878)
Total Net Assets - 100.0%		$954,352,617

FORWARD SALES COMMITMENTS - 0.4%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%

Federal National Mortgage Association - 0.4%
Federal National Mortgage Association, 3.00%, 05/15/30, TBA (l)	$4,000,000	$4,186,875

Total Government and Agency Obligations - 0.4% (proceeds $4,188,125)		$4,186,875

See accompanying Notes to Financial Statements.

(a)	Variable rate security. Rate stated was in effect as of April 30, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of April 30, 2015, the aggregate value of these liquid securities was $67,544,473 which represented 7.1% of net assets.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Perpetual maturity security.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2015.
(f)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(g)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(h)	All or a portion of the security was on loan.
(i)	The securities in this category are direct debt of the agency and not collateralized by mortgages.
(j)	All or a portion of the securities is pledged or segregated as collateral.
(k)	Treasury inflation indexed note, par amount is adjusted for inflation.
(l)

All or a portion of the investment was purchased or sold on a delayed delivery basis. As of April 30, 2015, the total cost of investments purchased on a delayed delivery basis was $197,682,422 and the total proceeds for investments sold on a delayed delivery basis were $4,188,125.

(m)	Convertible security.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of April 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Credit Agricole SA, 1.63%, 04/15/16	07/28/2014	$4,027,511	$4,027,108	0.4%
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24)	01/29/2015	2,692,962	2,717,000	0.3
Panther CDO V BV, 0.36%, 10/15/84	12/15/2014	2,183,299	1,994,933	0.2
VRX Escrow Corp., 4.50%, 05/15/23	03/16/2015	4,715,795	5,090,726	0.5
		$13,619,567	$13,829,767	1.4%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/Notional Contracts	Value
Exchange-Traded Futures Options
10-Year U.S. Treasury Note Future Call Option	05/22/2015	130.00	89	$(9,734)
10-Year U.S. Treasury Note Future Call Option	05/22/2015	130.00	17	(1,860)
10-Year U.S. Treasury Note Future Put Option	05/22/2015	127.50	19	(5,641)
10-Year U.S. Treasury Note Future Call Option	05/22/2015	128.50	107	(44,029)
10-Year U.S. Treasury Note Future Call Option	05/22/2015	129.00	54	(18,293)
10-Year U.S. Treasury Note Future Put Option	05/22/2015	128.00	43	(19,484)
			329	$(99,041)
Foreign Currency Options
Brazilian Real versus USD Put Option, DUB	05/22/2015	3.02	400,000	$(7,919)
Israeli New Shekel versus USD Call Option, BOA	06/29/2015	3.95	1,100,000	(10,934)
Israeli New Shekel versus USD Call Option, CGM	06/10/2015	4.17	1,500,000	(696)
Israeli New Shekel versus USD Call Option, CGM	05/22/2015	4.07	800,000	(327)
Israeli New Shekel versus USD Call Option, CGM	06/11/2015	4.10	1,300,000	(1,303)
Israeli New Shekel versus USD Call Option, CGM	07/29/2015	4.00	1,400,000	(9,830)
Israeli New Shekel versus USD Call Option, DUB	06/04/2015	4.15	1,200,000	(469)
Israeli New Shekel versus USD Call Option, DUB	05/20/2015	4.12	1,600,000	(236)
Israeli New Shekel versus USD Call Option, DUB	07/27/2015	4.00	1,600,000	(11,020)
Israeli New Shekel versus USD Call Option, GSC	06/01/2015	4.16	4,400,000	(1,229)

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts/Notional Contracts	Value
Foreign Currency Options (continued)
Israeli New Shekel versus USD Call Option, GSC	05/15/2015	4.10	1,500,000	$(142)
Israeli New Shekel versus USD Call Option, UBS	05/14/2015	4.11	1,000,000	(63)
Japanese Yen versus USD Put Option, BOA	02/18/2019	80.00	200,000	(1,414)
Japanese Yen versus USD Put Option, BOA	05/22/2015	113.00	2,400,000	(239)
Japanese Yen versus USD Put Option, UBS	07/03/2015	100.00	1,000,000	(10)
Japanese Yen versus USD Put Option, BNP	07/02/2015	117.00	3,400,000	(19,210)
Japanese Yen versus USD Put Option, BNP	07/02/2015	117.00	3,300,000	(19,546)
USD versus Japanese Yen Put Option, BOA	05/22/2015	113.00	2,400,000	(239)
USD versus Japanese Yen Put Option, CIT	05/15/2015	112.00	900,000	(14)
USD versus Japanese Yen Put Option, CSI	05/14/2015	111.40	1,300,000	(11)
USD versus Japanese Yen Put Option, DUB	05/22/2015	112.50	900,000	(62)
USD versus Japanese Yen Put Option, GSC	05/27/2015	113.50	2,300,000	(514)
USD versus Japanese Yen Put Option, UBS	05/12/2015	110.00	900,000	(1)
			36,800,000	$(85,428)

Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 0.50% fixed, MSC	01/19/2016	N/A	198	$(5,446)
Call Swaption, 3-Month LIBOR versus 0.52% fixed, MSC	01/19/2016	N/A	100	(3,109)
Call Swaption, 3-Month LIBOR versus 0.65% fixed, MSC	01/19/2016	N/A	198	(12,329)
Call Swaption, 3-Month LIBOR versus 0.66% fixed, MSC	01/19/2016	N/A	100	(6,527)
Call Swaption, 3-Month LIBOR versus 0.70% fixed, GSC	01/19/2016	N/A	101	(8,869)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	108	(10,795)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	108	(10,795)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	108	(10,795)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	108	(10,795)
Call Swaption, 3-Month LIBOR versus 0.85% fixed, GSC	07/20/2015	N/A	102	(5,680)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	108	(19,196)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	108	(19,196)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	108	(19,196)
Call Swaption, 3-Month LIBOR versus 1.00% fixed, GSC	07/20/2015	N/A	102	(9,580)
Call Swaption, 3-Month LIBOR versus 1.43% fixed, CGM	07/30/2015	N/A	25	(1,003)
Call Swaption, 3-Month LIBOR versus 1.59% fixed, CGM	07/30/2015	N/A	25	(2,611)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	108	(10,795)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	108	(19,196)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	108	(19,196)
Call Swaption, 6-Month Euribor versus 1.10% fixed, MSC	01/29/2016	N/A	50	(10,457)
Call Swaption, 6-Month Euribor versus 1.30% fixed, MSC	01/29/2016	N/A	50	(18,328)
Call Swaption, 6-Month Euribor versus 1.33% fixed, MSC	01/29/2016	N/A	50	(13,356)
Call Swaption, 6-Month Euribor versus 1.54% fixed, MSC	01/29/2016	N/A	50	(23,982)
Put Swaption, 3-Month LIBOR versus 0.90% fixed, GSC	01/19/2016	N/A	101	(17,050)
Put Swaption, 3-Month LIBOR versus 2.52% fixed, MSS	09/18/2015	N/A	326	(35,245)
Put Swaption, 3-Month LIBOR versus 2.60% fixed, MSS	09/14/2015	N/A	97	(7,354)
Put Swaption, 3-Month LIBOR versus 2.80% fixed, GSC	01/16/2018	N/A	50	(37,061)
			2,805	$(367,942)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at October 31, 2014	261,703,372	$1,791,441
Options written during the period	160,305,905	3,046,301
Options closed during the period	(385,206,143)	(3,382,100)
Options outstanding at April 30, 2015	36,803,134	$1,455,642

See accompanying Notes to Financial Statements.

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable/(Payable)	Written Contracts	Unrealized Appreciation / (Depreciation)
Euro-Bund Call Option	05/22/2015	EUR	158.50	10	(36)	$10,094
Euro-Bund Call Option	05/22/2015	EUR	159.50	6	(108)	46,070
Euro-Bund Call Option	05/22/2015	EUR	160.00	2	(105)	44,235
Euro-Bund Put Option	05/22/2015	EUR	154.00	(13)	(105)	3,596
Euro-Bund Put Option	05/22/2015	EUR	155.00	(2)	(7)	5
Euro-Bund Put Option	05/22/2015	EUR	157.00	(27)	(38)	(26,917)
				(24)	(399)	$77,083

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
3-Month Sterling Interest Rate Future	March 2016	(261)	$38,906
3-Month Sterling Interest Rate Future	June 2016	(169)	(45,547)
90-Day Eurodollar Future	December 2015	(716)	(357,905)
90-Day Eurodollar Future	March 2016	(347)	(215,577)
90-Day Eurodollar Future	June 2016	(947)	54,870
90-Day Eurodollar Future	September 2016	(243)	(81,952)
Canadian Government Bond Future, 10-Year	June 2015	(12)	18,549
Euro-Bund Future	June 2015	261	(275,198)
Euro-Buxl Future	June 2015	5	(17,072)
U.S. Treasury Long Bond Future, 20-Year	June 2015	100	(288,335)
U.S. Treasury Note Future, 10-Year	June 2015	1,318	57,456
			$(1,111,805)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	05/06/2015	GSC	AUD	6,447,000	$5,101,269	$61,005
BRL/USD	05/05/2015	BCL	BRL	45,444,419	15,180,525	—
BRL/USD	05/05/2015	BNP	BRL	927,776	307,818	(8,182)
BRL/USD	05/05/2015	BNY	BRL	5,193,122	1,734,741	—
BRL/USD	05/05/2015	CGM	BRL	18,366,040	6,093,492	530,723
BRL/USD	05/05/2015	CSI	BRL	18,497,448	6,137,091	383,608
BRL/USD	06/02/2015	DUB	BRL	8,752,568	2,874,468	79,013
BRL/USD	05/05/2015	DUB	BRL	14,077,098	4,670,505	439,972
BRL/USD	05/05/2015	MSC	BRL	45,444,419	15,077,568	446,396
CAD/USD	05/05/2015	GSC	CAD	10,100,000	8,371,204	249,275
EUR/USD	06/15/2015	BCL	EUR	1,270,000	1,426,829	(272,553)
EUR/USD	06/15/2015	BNP	EUR	1,035,000	1,162,809	(224,619)
EUR/USD	06/15/2015	BOA	EUR	94,000	105,608	(17,317)
EUR/USD	06/13/2016	BOA	EUR	409,000	463,540	(88,834)
EUR/USD	05/06/2015	BOA	EUR	1,615,000	1,813,453	78,919
EUR/USD	06/15/2015	CIT	EUR	1,777,000	1,996,436	(354,481)
EUR/USD	05/06/2015	CIT	EUR	61,995,000	69,613,033	2,410,453
EUR/USD	06/15/2015	DUB	EUR	423,000	475,235	(74,783)
EUR/USD	06/13/2016	DUB	EUR	1,783,000	2,020,765	(389,138)
EUR/USD	06/02/2015	DUB	EUR	5,609,000	6,300,534	145,184
EUR/USD	05/06/2015	GSC	EUR	4,675,000	5,249,471	237,369
EUR/USD	06/15/2015	GSC	EUR	8,667,000	9,737,262	(1,868,150)
EUR/USD	05/06/2015	MSC	EUR	1,137,000	1,276,716	50,973
EUR/USD	06/15/2015	UBS	EUR	249,000	279,748	(48,413)
EUR/USD	06/02/2015	UBS	EUR	3,508,000	3,940,502	58,026

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
GBP/USD	05/06/2015	BOA	GBP	14,124,000	$21,679,890	$246,720
ILS/USD	06/11/2015	CIT	ILS	611,000	158,239	3,646
INR/USD	07/24/2015	BCL	INR	83,959,099	1,299,641	(23,487)
INR/USD	05/18/2015	GSC	INR	66,991,713	1,051,285	(11,738)
INR/USD	06/26/2015	UBS	INR	120,167,938	1,870,544	(19,930)
JPY/USD	05/07/2015	BNP	JPY	385,085,880	3,216,000	—
JPY/USD	05/08/2015	BNP	JPY	3,649,933,000	30,697,502	—
JPY/USD	06/03/2015	BNP	JPY	880,000,000	7,401,719	—
JPY/USD	05/08/2015	BOA	JPY	280,600,000	2,350,172	8,672
JPY/USD	05/08/2015	BOA	JPY	529,700,000	4,436,515	(17,813)
MXN/USD	05/05/2015	BCL	MXN	1,541,000	100,436	(4,570)
MXN/USD	07/07/2015	BNP	MXN	107,113,372	6,949,092	41,672
MXN/USD	05/05/2015	BOA	MXN	58,576,000	3,817,737	(96,355)
MXN/USD	05/05/2015	CIT	MXN	81,165,000	5,289,992	(138,841)
MXN/USD	05/05/2015	CIT	MXN	4,005,000	261,029	2,510
MXN/USD	05/05/2015	CSI	MXN	25,911,000	1,688,770	(26,749)
MXN/USD	05/05/2015	CSI	MXN	11,475,000	747,892	768
MXN/USD	05/05/2015	DUB	MXN	7,885,100	513,918	(10,083)
MXN/USD	05/05/2015	GSC	MXN	5,368,000	349,864	(9,104)
MXN/USD	05/05/2015	UBS	MXN	19,967,664	1,301,408	(53,057)
USD/AUD	05/06/2015	CIT	AUD	(1,195,000)	(945,559)	(11,508)
USD/AUD	05/06/2015	CSI	AUD	(345,000)	(272,986)	(10,524)
USD/AUD	06/02/2015	GSC	AUD	(6,447,000)	(5,093,470)	(60,845)
USD/AUD	05/06/2015	GSC	AUD	(4,852,000)	(3,839,206)	(62,247)
USD/AUD	05/06/2015	MSC	AUD	(1,250,000)	(989,078)	(16,216)
USD/BRL	05/05/2015	BCL	BRL	(45,444,419)	(15,077,568)	(442,156)
USD/BRL	05/05/2015	BNP	BRL	(927,776)	(309,920)	—
USD/BRL	10/02/2015	BNP	BRL	(3,000,000)	(947,023)	250,158
USD/BRL	04/01/2016	CGM	BRL	(13,497,376)	(4,046,944)	10,221
USD/BRL	04/04/2016	CGM	BRL	(2,300,000)	(689,029)	(14,047)
USD/BRL	05/05/2015	CGM	BRL	(18,366,040)	(6,135,102)	—
USD/BRL	10/02/2015	CSI	BRL	(83,700,000)	(26,421,946)	(1,961,709)
USD/BRL	04/04/2016	CSI	BRL	(26,900,000)	(8,058,640)	(576,025)
USD/BRL	05/05/2015	CSI	BRL	(23,690,570)	(7,860,067)	(465,083)
USD/BRL	01/05/2016	CSI	BRL	(20,300,000)	(6,236,259)	(369,207)
USD/BRL	05/05/2015	DUB	BRL	(13,149,164)	(4,372,596)	(83,251)
USD/BRL	01/05/2016	DUB	BRL	(6,051,990)	(1,859,201)	240,799
USD/BRL	07/02/2015	DUB	BRL	(3,358,592)	(1,092,074)	145,889
USD/BRL	05/05/2015	DUB	BRL	(927,934)	(307,870)	8,130
USD/BRL	04/04/2016	MSC	BRL	(51,200,000)	(15,338,378)	(339,110)
USD/BRL	05/05/2015	MSC	BRL	(45,444,419)	(15,138,618)	(353,023)
USD/BRL	01/05/2016	MSC	BRL	(8,100,000)	(2,488,359)	328,346
USD/BRL	01/05/2016	UBS	BRL	(10,000,000)	(3,072,049)	788,210
USD/CAD	05/05/2015	BOA	CAD	(9,964,256)	(8,258,695)	819,113
USD/CAD	05/06/2015	CSI	CAD	(2,267,000)	(1,878,936)	(85,835)
USD/CHF	05/12/2015	DUB	CHF	(206,000)	(220,869)	2,489
USD/EUR	06/27/2016	BCL	EUR	(2,587,000)	(2,933,716)	623,539
USD/EUR	06/15/2015	BCL	EUR	(2,433,000)	(2,733,444)	572,054
USD/EUR	05/06/2015	BNP	EUR	(21,358,000)	(23,982,501)	(993,070)
USD/EUR	06/15/2015	BNP	EUR	(1,923,000)	(2,160,465)	447,489
USD/EUR	05/05/2015	BOA	EUR	(3,057,000)	(3,422,278)	—
USD/EUR	06/13/2016	BOA	EUR	(10,352,000)	(11,732,448)	2,425,604
USD/EUR	05/06/2015	BOA	EUR	(4,502,000)	(5,055,212)	(101,765)
USD/EUR	06/15/2015	BOA	EUR	(4,263,000)	(4,789,425)	1,006,678
USD/EUR	08/07/2015	BOA	EUR	(3,200,000)	(3,597,866)	681,708
USD/EUR	06/27/2016	BOA	EUR	(2,338,000)	(2,651,344)	567,670
USD/EUR	06/02/2015	CIT	EUR	(61,995,000)	(69,638,368)	(2,413,594)
USD/EUR	06/15/2015	CIT	EUR	(3,202,000)	(3,597,405)	779,729
USD/EUR	05/06/2015	CIT	EUR	(3,472,000)	(3,898,644)	(141,860)
USD/EUR	06/15/2015	CSI	EUR	(3,509,000)	(3,942,315)	820,406
USD/EUR	06/13/2016	DUB	EUR	(3,694,000)	(4,186,598)	871,227

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/EUR	02/01/2016	DUB	EUR	(1,350,000)	$(1,523,639)	$293,056
USD/EUR	05/06/2015	DUB	EUR	(1,339,000)	(1,503,538)	(52,546)
USD/EUR	08/07/2015	DUB	EUR	(300,000)	(337,300)	64,079
USD/EUR	05/06/2015	UBS	EUR	(38,751,000)	(43,512,778)	(918,260)
USD/GBP	06/02/2015	BOA	GBP	(14,124,000)	(21,675,697)	(246,426)
USD/GBP	05/06/2015	CIT	GBP	(3,145,000)	(4,827,475)	(168,614)
USD/GBP	05/06/2015	GSC	GBP	(10,979,000)	(16,852,415)	(613,834)
USD/ILS	06/11/2015	BOA	ILS	(67,242,412)	(17,414,735)	(320,758)
USD/ILS	06/11/2015	CIT	ILS	(2,811,894)	(728,237)	(23,042)
USD/ILS	06/11/2015	GSC	ILS	(931,000)	(241,114)	(825)
USD/JPY	06/03/2015	BNP	JPY	(3,649,933,000)	(30,705,120)	—
USD/JPY	05/07/2015	BOA	JPY	(146,254,581)	(1,222,000)	—
USD/JPY	05/08/2015	BOA	JPY	(4,460,233,000)	(37,356,784)	(26,817)
USD/JPY	08/07/2015	BOA	JPY	(101,481,200)	(850,953)	149,047
USD/JPY	05/07/2015	CSI	JPY	(248,659,506)	(2,078,000)	—
USD/JPY	08/07/2015	CSI	JPY	(284,534,880)	(2,385,917)	414,083
USD/MXN	05/05/2015	BCL	MXN	(22,793,000)	(1,485,552)	45,557
USD/MXN	05/05/2015	BNP	MXN	(107,113,372)	(6,981,198)	(42,680)
USD/MXN	05/05/2015	BNP	MXN	(38,295,390)	(2,495,932)	42,877
USD/MXN	06/11/2015	BNP	MXN	(33,522,660)	(2,178,947)	(15,482)
USD/MXN	05/05/2015	CIT	MXN	(21,812,000)	(1,421,614)	(22,387)
USD/MXN	05/05/2015	CIT	MXN	(4,232,898)	(275,882)	6,118
USD/MXN	06/11/2015	DUB	MXN	(85,777,038)	(5,575,440)	30,902
USD/MXN	06/09/2015	DUB	MXN	(16,475,563)	(1,071,056)	(5,056)
USD/MXN	05/05/2015	GSC	MXN	(14,997,000)	(977,441)	8,432
USD/MXN	05/05/2015	MSC	MXN	(6,650,104)	(433,426)	5,574
					$(228,792,394)	$3,208,089

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums (Received)	Unrealized Appreciation
Over the Counter Interest Rate Swap Agreements
CSI	Mexican Interbank Rate	Paying	6.34%	11/12/2019	MXN	107,100,000	$—	$6,896
GSB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(2,122)	1,566
							$(2,122)	$8,462

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	3.75%	06/18/2044	3,600,000		$(545,984)
N/A	3-Month LIBOR	Receiving	2.00%	06/15/2022	6,400,000		6,858
N/A	3-Month LIBOR	Receiving	3.50%	12/17/2044	9,000,000		132,427
N/A	3-Month LIBOR	Receiving	1.85%	12/04/2019	10,900,000		(166,807)
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043	14,200,000		(3,589,609)
N/A	3-Month LIBOR	Receiving	1.75%	03/19/2020	16,000,000		(242,085)
N/A	3-Month LIBOR	Receiving	2.80%	12/18/2043	26,700,000		(2,825,896)
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2045	27,300,000		781,591
N/A	3-Month LIBOR	Receiving	1.78%	12/02/2019	27,600,000		(336,601)
N/A	3-Month LIBOR	Receiving	1.25%	06/17/2017	33,500,000		(79,170)
N/A	3-Month LIBOR	Receiving	1.50%	09/16/2017	40,900,000		(222,712)
N/A	3-Month LIBOR	Receiving	0.75%	06/17/2016	54,200,000		(51,952)
N/A	3-Month LIBOR	Receiving	1.05%	10/19/2016	58,600,000		(147,185)
N/A	3-Month LIBOR	Receiving	0.67%	04/17/2016	112,000,000		(229,297)
N/A	3-Month LIBOR	Receiving	1.00%	04/17/2017	130,300,000		(860,890)
N/A	3-Month LIBOR	Receiving	2.00%	06/15/2022	34,200,000		—
N/A	Federal Funds Effective Rate	Receiving	0.50%	06/17/2016	19,000,000		(4,007)
N/A	London-Interbank Offered Rate	Receiving	1.50%	09/18/2016	GBP	700,000	1,510
N/A	London-Interbank Offered Rate	Receiving	1.88%	10/05/2017	GBP	7,600,000	(161,329)
N/A	London-Interbank Offered Rate	Receiving	1.59%	10/05/2016	GBP	16,900,000	(169,755)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	London-Interbank Offered Rate	Receiving	1.50%	12/16/2017	GBP	18,400,000	$(75,624)
N/A	London-Interbank Offered Rate	Receiving	1.50%	09/16/2017	GBP	26,800,000	28,536
N/A	Mexican Interbank Rate	Paying	5.80%	12/10/2021	MXN	100,000	(63)
N/A	Mexican Interbank Rate	Paying	6.62%	02/18/2030	MXN	4,000,000	5,305
N/A	Mexican Interbank Rate	Paying	6.84%	11/27/2029	MXN	5,500,000	17,296
N/A	Mexican Interbank Rate	Paying	6.86%	11/27/2029	MXN	11,300,000	37,177
N/A	Mexican Interbank Rate	Paying	6.71%	11/30/2029	MXN	22,500,000	49,241
N/A	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	23,000,000	(8,044)
N/A	Mexican Interbank Rate	Paying	6.41%	11/07/2029	MXN	23,000,000	357
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	24,300,000	(39,127)
N/A	Mexican Interbank Rate	Paying	5.88%	09/23/2021	MXN	24,800,000	23,537
N/A	Mexican Interbank Rate	Paying	5.38%	01/07/2022	MXN	29,500,000	(65,846)
N/A	Mexican Interbank Rate	Paying	5.27%	02/05/2020	MXN	30,000,000	5,090
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	32,600,000	(49,308)
N/A	Mexican Interbank Rate	Paying	5.01%	10/10/2019	MXN	38,500,000	(43,551)
N/A	Mexican Interbank Rate	Paying	5.77%	09/30/2021	MXN	68,100,000	32,225
N/A	Mexican Interbank Rate	Paying	6.35%	11/08/2019	MXN	81,400,000	(44,756)
N/A	Mexican Interbank Rate	Receiving	3.54%	08/31/2015	MXN	120,000,000	(1,582)
N/A	Mexican Interbank Rate	Receiving	3.61%	12/18/2015	MXN	150,000,000	(4,420)
N/A	Mexican Interbank Rate	Paying	6.32%	11/12/2019	MXN	159,100,000	2,741
N/A	Mexican Interbank Rate	Receiving	3.42%	06/05/2015	MXN	162,000,000	(1,307)
N/A	Mexican Interbank Rate	Paying	3.93%	05/16/2016	MXN	189,700,000	14,953
N/A	Mexican Interbank Rate	Paying	5.43%	11/17/2021	MXN	234,500,000	(248,125)
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	262,600,000	487,747
							$(8,588,441)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Rate(7)	Expiration Date	Notional Amount (1),(6)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.19%	1.00%	09/20/2016	$(400,000)	$5,000	$6,276	$(1,276)
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.11%	1.00%	09/20/2015	(100,000)	470	(1,267)	1,737
BOA	Federated Republic of Brazil, 12.25%, 03/06/2030	2.21%	1.00%	12/20/2019	(150,000)	(7,689)	(5,686)	(2,003)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.34%	1.00%	12/20/2016	(2,500,000)	(11,155)	(61,004)	49,849
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.27%	1.00%	09/20/2016	(800,000)	9,146	10,355	(1,209)
BBP	People’s Republic of China, 4.75%, 10/29/2013	0.28%	1.00%	09/20/2016	(13,900,000)	157,335	200,836	(43,501)
BCL	Petrobras International Finance Co., 8.38%, 12/10/2018	4.06%	1.00%	12/20/2019	(2,200,000)	(273,378)	(254,951)	(18,427)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.10%	1.00%	03/20/2020	(400,000)	(52,510)	(77,001)	24,491
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.21%	1.00%	09/20/2015	(200,000)	859	(3,802)	4,661
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	0.21%	1.00%	12/20/2015	(100,000)	629	(2,770)	3,399
BCL	United Mexican States, 5.95%, 03/19/2019	1.14%	1.00%	12/20/2019	(3,400,000)	(17,097)	20,130	(37,227)
BCL	United Mexican States, 5.95%, 03/19/2019	1.09%	1.00%	09/20/2019	(2,100,000)	(5,993)	14,862	(20,855)
BNP	United Mexican States, 5.95%, 03/19/2019	0.79%	1.00%	09/20/2017	(100,000)	625	(2,208)	2,833
BOA	United Mexican States, 7.50%, 04/08/2033	0.44%	1.00%	09/20/2015	(300,000)	1,022	2,090	(1,068)
DUB	United Mexican States, 5.95%, 03/19/2019	0.67%	1.00%	12/20/2016	(1,500,000)	9,816	(35,999)	45,815
GSC	United Mexican States, 5.95%, 03/19/2019	1.14%	1.00%	12/20/2019	(1,700,000)	(8,548)	11,329	(19,877)
GSC	United Mexican States, 5.95%, 03/19/2019	1.09%	1.00%	09/20/2019	(800,000)	(2,283)	5,858	(8,141)
MSS	United Mexican States, 5.95%, 03/19/2019	0.74%	1.00%	06/20/2017	(1,500,000)	10,157	(18,251)	28,408
					$(32,150,000)	$(183,594)	$(191,203)	$7,609

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Fixed Rate(7)	Expiration Date	Notional Amount (1),(6)	Value(5)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	iTraxx Europe Series 23	1.00%	06/20/2020	$3,929,979	$(79,307)	$9,137

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2015

Curian/WMC International Equity Fund

Portfolio Composition:	Percentage of Total Investments
Financials	25.7%
Health Care	15.3
Consumer Discretionary	13.7
Industrials	8.5
Consumer Staples	7.2
Information Technology	6.9
Utilities	6.8
Telecommunication Services	3.4
Materials	3.1
Energy	3.0
Investment Companies	1.0
Short Term Investments	5.4
Total Investments	100.0%

	Shares/Par †	Value
COMMON STOCKS - 94.6%

BELGIUM - 3.2%
Anheuser-Busch InBev NV	138,451	$16,856,198

BRAZIL - 0.9%
BB Seguridade Participacoes SA	137,820	1,589,096
BR Malls Participacoes SA	187,100	1,024,667
Petroleo Brasileiro SA - ADR (a)	220,927	2,098,806
		4,712,569
CANADA - 3.9%
Canadian National Railway Co.	102,240	6,601,323
Imperial Oil Ltd.	173,120	7,630,768
TransCanada Corp.	137,430	6,378,848
		20,610,939
CHINA - 5.6%
Alibaba Group Holding Ltd. - ADR (b)	82,607	6,715,123
Baidu.com Inc. - ADR - Class A (b)	29,521	5,912,466
China Construction Bank Corp. - Class H	6,351,000	6,165,136
China Life Insurance Co. Ltd. - Class H	954,000	4,630,033
ENN Energy Holdings Ltd.	744,460	5,358,167
Hollysys Automation Technologies Ltd.	28,170	618,895
		29,399,820
DENMARK - 0.2%
H Lundbeck A/S	56,897	1,106,704

FINLAND - 0.4%
Kone Oyj - Class B	44,401	1,910,206

FRANCE - 10.4%
Air Liquide SA	51,316	6,711,135
BNP Paribas SA	132,123	8,343,750
Essilor International SA	66,379	8,086,968
Groupe Eurotunnel SE	96,329	1,544,402
Legrand SA	92,718	5,361,217
Orange SA	351,688	5,792,775
Schneider Electric SA (a)	62,506	4,676,544
Total SA	123,548	6,690,126
Unibail-Rodamco SE	28,162	7,775,833
		54,982,750
GERMANY 4.9%
Beiersdorf AG	72,073	6,269,327
Brenntag AG	53,798	3,227,920
Continental AG (a)	34,186	8,008,325
Deutsche Annington Immobilien SE	252,949	8,490,275
		25,995,847
HONG KONG - 1.9%
Hong Kong Exchanges & Clearing Ltd.	163,800	6,244,099
PICC Property & Casualty Co. Ltd. - Class H	1,660,000	3,677,782
		9,921,881
INDIA - 4.4%
Bharti Infratel Ltd.	398,174	2,515,740
Container Corp. of India Ltd.	75,230	1,940,181
Divi’s Laboratories Ltd.	53,965	1,462,057
HDFC Bank Ltd. - ADR	30,610	1,739,873
ICICI Bank Ltd.	1,602,845	8,373,816
Power Grid Corp. of India Ltd.	342,259	765,679
Punjab National Bank	281,175	705,425
State Bank of India	733,921	3,110,830
Tata Consultancy Services Ltd.	72,435	2,809,700
		23,423,301
IRELAND - 2.3%
Bank of Ireland (b)	5,373,239	2,056,014
CRH Plc	359,669	10,050,335
		12,106,349
ITALY - 5.9%
Assicurazioni Generali SpA	134,397	2,626,010
Banca Generali SpA	95,412	3,202,244
FinecoBank Banca Fineco SpA	370,279	2,795,334
Intesa Sanpaolo SpA	1,367,937	4,595,594
Luxottica Group SpA	148,569	9,784,302
Snam SpA	1,598,490	8,326,771
		31,330,255
JAPAN - 19.4%
Asahi Group Holdings Ltd.	70,295	2,260,479
Asics Corp. (a)	133,780	3,432,834
Daito Trust Construction Co. Ltd.	59,275	6,902,610
Daiwa House Industry Co. Ltd.	147,415	3,291,044
Eisai Co. Ltd.	84,185	5,611,553
Honda Motor Co. Ltd.	227,000	7,610,261
Isuzu Motors Ltd.	169,287	2,243,698
Kansai Electric Power Co. Inc. (b)	85,675	861,024
Kyushu Electric Power Co. Inc. (b)	92,400	985,460
M3 Inc.	134,980	2,550,512
Mitsubishi Estate Co. Ltd.	63,000	1,482,849
Mitsubishi UFJ Financial Group Inc.	395,950	2,812,967
Mitsui Fudosan Co. Ltd.	208,440	6,179,058
NEC Corp.	1,118,000	3,719,599
Nippon Telegraph & Telephone Corp.	82,270	5,555,282
Olympus Corp. (b)	111,940	4,030,959
Ono Pharmaceutical Co. Ltd.	86,490	9,373,718
Seven & I Holdings Co. Ltd.	165,705	7,122,721
Shikoku Electric Power Co. Inc. (a) (b)	61,715	835,744
Sumco Corp.	103,400	1,560,119
Sumitomo Mitsui Financial Group Inc.	130,900	5,718,806
T&D Holdings Inc. (a)	230,290	3,323,036
Takeda Pharmaceutical Co. Ltd.	140,985	7,238,318
Tokio Marine Holdings Inc.	186,400	7,590,212
		102,292,863
MEXICO - 0.2%
Corp. Inmobiliaria Vesta SAB de CV (a)	544,900	1,022,886

NETHERLANDS - 4.8%
Altice SA (b)	18,181	1,926,726
European Aeronautic Defence & Space Co.	111,992	7,761,294
ING Groep NV - CVA (b)	431,680	6,622,649
Koninklijke KPN NV	1,120,062	4,152,922
NXP Semiconductors NV (b)	52,039	5,001,989
		25,465,580
SOUTH KOREA - 1.5%
Korea Electric Power Corp.	27,916	1,213,898

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SK Hynix Inc.	151,894	6,498,798
		7,712,696
SPAIN - 1.0%
Inditex SA (a)	156,238	5,013,539

SWEDEN - 3.4%
Assa Abloy AB - Class B	96,987	5,626,586
Electrolux AB - Class B	229,521	6,872,462
Hennes & Mauritz AB (a)	104,499	4,154,542
SKF AB - Class B	52,906	1,292,231
		17,945,821
SWITZERLAND - 8.8%
Adecco SA	46,243	3,768,653
Cie Financiere Richemont SA	32,994	2,940,853
Julius Baer Group Ltd.	160,373	8,394,045
Novartis AG	163,220	16,660,223
Roche Holding AG	28,555	8,171,159
UBS Group AG (b)	328,901	6,570,565
		46,505,498
TAIWAN - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,741,640	8,384,730

UNITED KINGDOM - 9.9%
AstraZeneca Plc	202,404	13,890,212
Derwent London Plc	22,658	1,192,609
Diageo Plc	223,845	6,214,429
Direct Line Insurance Group Plc	451,931	2,206,336
Hikma Pharmaceuticals Plc	42,046	1,314,862
International Consolidated Airlines Group SA (b)	240,824	1,997,301
Markit Ltd. (b)	20,525	526,076
Schroders Plc	43,053	2,135,344
Sky Plc	684,600	11,287,572
Smith & Nephew Plc	214,480	3,650,301
Standard Chartered Plc	60,657	993,083
WPP Plc	292,999	6,830,390
		52,238,515
Total Common Stocks (cost $428,230,462)		498,938,947

PREFERRED STOCKS - 0.5%

GERMANY - 0.5%
Volkswagen AG (a)	11,373	2,927,934
Total Preferred Stocks (cost $2,767,367)		2,927,934

INVESTMENT COMPANIES - 1.0%
iShares MSCI ACWI ex US ETF	111,830	5,238,117
Total Investment Companies (cost $4,711,431)		5,238,117

SHORT TERM INVESTMENTS - 5.5%

Securities Lending Collateral - 5.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (c)	10,000,000	10,000,000
Fidelity Institutional Money Market Portfolio, 0.12% (c)	10,000,000	10,000,000
Repurchase Agreement with MLP, 0.10% (Collateralized by $3,213,556 U.S. Treasury Note, 1.75%, due 02/28/22, value $3,216,351, and $5,043,693 U.S. Treasury Bond, 3.63%, due 02/15/44, value $5,982,628) acquired on 4/30/15, due 05/01/15 at $9,018,631	$9,018,606	9,018,606
Total Short Term Investments (cost $29,018,606)		29,018,606

Total Investments - 101.6% (cost $464,727,866)		536,123,604
Other Assets and Liabilities, Net - (1.6%)		(8,572,006)
Total Net Assets - 100.0%		$527,551,599

(a)	All or a portion of the security was on loan.
(b)	Non-income producing security.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2015.

See accompanying Notes to Financial Statements.

Currencies:

AUD - Australian Dollar	GBP - British Pound	NOK - Norwegian Krone
BRL - Brazilian Real	ILS - Israeli New Shekel	USD - United States Dollar
CAD - Canadian Dollar	INR - Indian Rupee	ZAR - South African Rand
CHF - Swiss Franc	JPY - Japanese Yen
EUR - European Currency Unit (Euro)	MXN - Mexican Peso

Abbreviations:

ABS - Asset Backed Securities

ADR - American Depository Receipt

CDO - Collateralized Debt Obligation

CDX.NA.HY - Credit Derivatives Index - North America - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

ETF - Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

GO - General Obligation

HICP - Harmonized Index of Consumer Prices

iTraxx - group of international credit derivative indexes monitored by the International Index Company

LIBOR - London Interbank Offered Rate

MBS — Mortgage Backed Securities

MCDX.NA - Municipal Credit Default Swap Index-North America

MSCI - Morgan Stanley Capital International

OJSC - Open Joint Stock Company

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BBP - Barclays Bank Plc	GSB - Goldman Sachs Bank USA
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.
BNP - BNP Paribas Securities	GSI - Goldman Sachs International
BOA - Banc of America Securities LLC/Bank of America NA	JPM - J.P. Morgan Securities LLC
CGM - Citigroup Global Markets	MLP - Merrill Lynch Professional Clearing Corp.
CIT - Citibank, Inc.	MSC - Morgan Stanley & Co., Incorporated
CSI - Credit Suisse Securities, LLC	MSS - Morgan Stanley Capital Services Inc.
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC

†	For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Assets and Liabilities

April 30, 2015

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Assets
Investments, at value (a) (b)	$548,685,874	$1,133,250,340	$527,104,998
Repurchase agreements (a)	8,626,950	20,700,030	9,018,606
Total investments, at value (a)	557,312,824	1,153,950,370	536,123,604
Cash	1,466,872	4,325,696	19,726,673
Foreign currency (c)	4,664,714	1,471,846	154,725
Receivable for investment securities sold	16,525,007	301,343,396	4,332,250
Receivable for fund shares sold	410,510	716,193	457,569
Receivable from adviser	299,733	594,365	433,540
Receivable for dividends and interest	5,426,438	6,081,469	1,766,596
Receivable for variation margin on financial derivative instruments	251,594	642,381	—
Receivable for deposits with brokers and counterparties	4,417,000	4,140,820	—
Unrealized appreciation on forward foreign currency contracts	1,610,636	17,924,088	—
Unrealized appreciation on OTC swap agreements	556,684	169,655	—
OTC swap premiums paid	490,123	271,736	—
Other assets	5,819	11,633	5,173
Total assets	593,437,954	1,491,643,648	563,000,130
Liabilities
Payable for reverse repurchase agreements	21,817,089	—	—
Payable for advisory fees	59,947	118,873	65,031
Payable for sub-advisory fees	99,903	181,752	183,606
Payable for administrative fees	239,786	475,492	368,508
Payable for investment securities purchased	13,388,039	497,052,098	5,426,347
Payable for treasury roll transactions	50,703,543	—	—
Payable for fund shares redeemed	477,117	797,197	354,195
Payable for dividends	1,600,020	—	—
Payable for interest expense and brokerage charges	141	—	—
Payable for trustee fees	39,000	68,653	19,018
Payable for variation margin on financial derivative instruments	144,318	777,152	—
Payable for other expenses	233,494	51,034	13,220
Investment in forward sales commitments, at value (d)	—	4,186,875	—
Options written, at value (e)	974,235	552,411	—
Unrealized depreciation on forward foreign currency contracts	3,208,070	14,715,999	—
Unrealized depreciation on OTC swap agreements	918,607	153,584	—
Due to brokers and counterparties for deposits	398,000	9,594,820	—
OTC swap premiums received	1,032,032	465,061	—
Payable upon return of securities loaned	19,626,950	8,100,030	29,018,606
Total liabilities	114,960,291	537,291,031	35,448,531
Net assets	$478,477,663	$954,352,617	$527,551,599
Net assets consist of:
Paid-in capital	$467,337,546	$938,018,718	$457,917,678
Undistributed (excess of distributions over) net investment income	(2,280,853)	(7,733,602)	3,215,927
Accumulated net realized gain (loss)	12,724,959	11,041,397	(4,972,358)
Net unrealized appreciation on investments and foreign currency	696,011	13,026,104	71,390,352
	$478,477,663	$954,352,617	$527,551,599
Shares outstanding (no par value), unlimited shares authorized	44,854,964	93,748,830	41,712,095
Net asset value per share, offering and redemption price per share	$10.67	$10.18	$12.65

(a) Investments, at cost	$552,057,396	$1,135,693,788	$464,727,866
(b) Including value of securities on loan	19,149,413	7,922,700	27,478,437
(c) Foreign currency, at cost	4,650,391	1,434,904	154,535
(d) Proceeds from forward sales commitments	—	4,188,125	—
(e) Premiums from options written	1,092,480	1,455,642	—

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Operations

For the Period Ended April 30, 2015

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Investment income
Dividends	$243,120	$41,250	$4,795,795
Foreign taxes withheld	(2,994)	(3,003)	(434,521)
Interest	8,801,604	9,305,621	—
Securities lending	17,802	2,453	77,291
Other income (a)	240	673	3,791
Total investment income	9,059,772	9,346,994	4,442,356

Expenses
Advisory fees	358,379	724,975	369,537
Sub-advisory fees	597,295	1,109,384	1,047,416
Administrative fees	1,433,514	2,899,902	2,094,039
Chief compliance officer fees	12,304	26,349	12,009
Legal fees	8,910	19,198	8,621
Trustee fees	21,125	45,265	20,605
Interest expense	63,862	65	—
Other expenses	2,721	9,284	17,427
Total expenses	2,498,110	4,834,422	3,569,654
Expense waived by Adviser	(1,791,893)	(3,624,877)	(2,463,576)
Net expenses	706,217	1,209,545	1,106,078
Net investment income	8,353,555	8,137,449	3,336,278

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	5,284,445	(20,797,646)	(2,896,751)
Swap agreements	540,829	(3,729,965)	—
Foreign currency related items	6,333,843	21,787,678	(120,144)
Futures contracts	774,047	13,384,572	—
Written option and exchange traded futures option contracts	904,505	2,336,926	—
Brokerage commissions recaptured	—	—	1,825
Net change in unrealized appreciation (depreciation) on:
Investments	(1,114,058)	17,267,704	34,421,192
OTC swap agreements	(2,332,276)	(1,250,178)	—
Foreign currency related items	(2,714,748)	(5,952,148)	39,503
Futures and exchange traded futures option contracts and centrally cleared swap agreements	(1,711,090)	(8,281,435)	—
Written option contracts	(217,126)	761,064	—
Net realized and unrealized gain	5,748,371	15,526,572	31,445,625
Net increase in net assets from operations	$14,101,926	$23,664,021	$34,781,903

(a) Income from affiliated investments	$240	$673	$3,791

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statement of Cash Flows

For the Period Ended April 30, 2015

Curian/PIMCO Income Fund
Cash flows provided by operating activities
Net increase in net assets from operations	$14,101,926
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(186,053,754)
Proceeds from sales and maturities of long-term investments	168,059,104
Net sales of short-term investments	16,313,984
Proceeds from forward sales commitments	1,845,151
Purchases to cover forward sales commitments	(1,268,822)
Proceeds from class action settlements	109,456
Increase in receivable for investment securities sold	(4,751,080)
Decrease in payable for investment securities purchased	(5,002,235)
Increase in receivable for dividends and interest	(614,621)
Increase in payable for interest expense and brokerage charges	141
Increase in payable for dividends	100,016
Decrease in receivable from adviser	5,042
Increase in other assets	(5,400)
Increase in payable for expenses	219,288
Net amortization	1,731,110
Net inflation compensation	34,427
Net increase in OTC swap agreements	2,281,730
Net decrease in futures contracts and centrally cleared derivatives	(1,561,021)
Proceeds from currency transactions	5,335,891
Change in unrealized depreciation on investments, futures contracts, written options, swap agreements and currency	8,086,542
Net realized gain on investments, futures contracts, written options, swap agreements and currency	(13,837,669)
Net cash flow provided by operating activities	5,129,206
Cash flows used in financing activities
Net proceeds from capital share transactions	6,513,802
Net borrowing from secured financing transactions	208,207
Net proceeds from secured borrowing transactions	(190,625)
Decrease in payable for treasury roll transactions	(1,855,031)
Increase in receivable for deposits with brokers and counterparties	(3,612,000)
Decrease in payable for deposits with counterparties	(1,820,000)
Net cash flow used in financing activities	(755,647)
Net increase in cash	4,373,559
Cash at beginning of period	1,758,027
Cash at end of period	$6,131,586

Supplemental disclosure of operating activities:
Interest expense during the period	$63,862

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Changes in Net Assets

For the Period Ended April 30, 2015

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Operations
Net investment income	$8,353,555	$8,137,449	$3,336,278
Net realized gain (loss)	13,837,669	12,981,565	(3,015,070)
Net change in unrealized appreciation (depreciation)	(8,089,298)	2,545,007	34,460,695
Net increase in net assets from operations	14,101,926	23,664,021	34,781,903
Distributions to shareholders
From net investment income	(11,702,677)	(21,714,903)	(4,124,965)
From net realized gains	(7,361,362)	(12,719,387)	(21,000,904)
Total distributions to shareholders	(19,064,039)	(34,434,290)	(25,125,869)
Share transactions(1)
Proceeds from the sale of shares	66,053,825	123,811,754	92,911,289
Cost of shares redeemed	(60,057,903)	(183,352,139)	(56,419,500)
Change in net assets from share transactions	5,995,922	(59,540,385)	36,491,789
Change in net assets	1,033,809	(70,310,654)	46,147,823
Net assets beginning of period	477,443,854	1,024,663,271	481,403,776
Net assets end of period	$478,477,663	$954,352,617	$527,551,599
Undistributed (excess of distributions over) net investment income	$(2,280,853)	$(7,733,602)	$3,215,927
(1) Share transactions
Shares sold	6,148,497	12,121,729	7,771,729
Shares redeemed	(5,587,213)	(17,854,113)	(4,620,311)
Change in shares	561,284	(5,732,384)	3,151,418
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$183,986,895 (a)	$1,869,905,642 (b)	$226,396,306
Proceeds from sales of securities	169,500,954 (a)	1,688,204,680 (b)	229,958,403

(a)  Amounts include $99,738,908 and $120,877,431 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $1,671,539,223 and $1,422,798,556 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Changes in Net Assets

For the Year Ended October 31, 2014

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Operations
Net investment income	$14,758,960	$13,511,709	$4,163,885
Net realized gain	13,277,857	20,077,362	20,593,799
Net change in unrealized appreciation (depreciation)	5,941,199	(2,887,027)	(19,964,181)
Net increase in net assets from operations	33,978,016	30,702,044	4,793,503
Distributions to shareholders
From net investment income	(13,000,317)	(12,130,660)	(4,560,717)
From net realized gains	—	—	(20,479,552)
Total distributions to shareholders	(13,000,317)	(12,130,660)	(25,040,269)
Share transactions(1)
Proceeds from the sale of shares	123,773,582	357,572,323	207,994,253
Cost of shares redeemed	(205,671,805)	(335,785,282)	(74,083,067)
Change in net assets from share transactions	(81,898,223)	21,787,041	133,911,186
Change in net assets	(60,920,524)	40,358,425	113,664,420
Net assets beginning of year	538,364,378	984,304,846	367,739,356
Net assets end of year	$477,443,854	$1,024,663,271	$481,403,776
Undistributed net investment income	$1,068,269	$5,843,852	$4,004,614
(1) Share transactions
Shares sold	11,778,022	35,139,427	16,306,532
Shares redeemed	(19,628,075)	(32,893,746)	(5,831,027)
Change in shares	(7,850,053)	2,245,681	10,475,505
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$766,548,458 (a)	$4,045,412,110 (b)	$512,027,421
Proceeds from sales of securities	820,300,644 (a)	4,019,677,553 (b)	402,377,311

(a)  Amounts include $285,149,756 and $297,115,017 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $3,510,286,297 and $3,747,409,397 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(b)	Net Expenses to Average Net Assets(c)		Total Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
Curian/PIMCO Income Fund

04/30/2015	$10.78	$0.19	$0.13	$0.32	$(0.26)	$(0.17)	$10.67	3.00%	$478,478	32%	0.30	(d)%	1.05%	3.50%
10/31/2014	10.32	0.31	0.43	0.74	(0.28)	—	10.78	7.26	477,444	141	0.73	(d)	1.04	2.99
10/31/2013	10.89	0.28	(0.35)	(0.07)	(0.34)	(0.16)	10.32	(0.66)	538,364	128	0.85		1.02	2.62
10/31/2012*	10.00	0.27	0.92	1.19	(0.30)	—	10.89	12.11	619,040	115	0.85		1.04	2.56
Curian/PIMCO Total Return Fund

04/30/2015	10.30	0.09	0.16	0.25	(0.23)	(0.14)	10.18	2.45	954,353	170	0.25		1.00	1.68
10/31/2014	10.12	0.13	0.17	0.30	(0.12)	—	10.30	2.98	1,024,663	410	0.67		1.00	1.30
10/31/2013	10.63	0.14	(0.18)	(0.04)	(0.17)	(0.30)	10.12	(0.46)	984,305	313	0.80		0.99	1.32
10/31/2012*	10.00	0.18	0.63	0.81	(0.18)	—	10.63	8.19	1,054,996	519	0.80		1.02	1.73
Curian/WMC International Equity Fund

04/30/2015	12.48	0.08	0.72	0.80	(0.10)	(0.53)	12.65	6.92	527,552	48	0.45		1.45	1.35
10/31/2014	13.09	0.12	0.11	0.23	(0.15)	(0.69)	12.48	1.63	481,404	96	1.10		1.45	0.96
10/31/2013	10.93	0.17	2.23	2.40	(0.16)	(0.08)	13.09	22.36	367,739	109	1.32		1.46	1.45
10/31/2012*	10.00	0.14	0.79	0.93	—	—	10.93	9.30	254,198	90	1.32		1.49	1.35

*  Commenced operations on November 2, 2011.

(a)  Per share data calculated using average shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The ratio of expenses to average net assets without interest expense as a result of secured borrowing transactions for the Curian/PIMCO Income Fund was 0.72% and 0.27% for the year ended October 31, 2014 and the period ended April 30, 2015, respectively.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

NOTE 1. ORGANIZATION

The Curian Series Trust (“Trust”) is an open-end investment management company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated November 5, 2010.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust currently offers shares in three (3) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective:  Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund, for which Pacific Investment Management Company LLC (“PIMCO”) serves as the Sub-Adviser, and Curian/WMC International Equity Fund, for which Wellington Management Company, LLP (“WMC”) serves as the Sub-Adviser.  PIMCO and WMC are each referred to herein as a “Sub-Adviser”.  The Funds are diversified Funds for purposes of the 1940 Act.

Curian Capital, LLC (“Curian,” the “Adviser” or “Administrator”), serves as the investment adviser and administrator of the Funds with the responsibility for the professional investment supervision and management of the Funds.  Curian is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  At April 30, 2015, Curian owned 4,000 shares of each Fund.

Purchases and redemptions of shares of the Funds are initiated by Curian and shares may be purchased on behalf of clients in Curian’s managed account program.  Each Fund offers one share class without a sales charge or redemption fees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and JNAM are subsidiaries of Jackson and affiliates.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust, and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions and significant

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are declared and distributed monthly for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and declared and distributed at least annually, if any, for Curian/WMC International Equity Fund.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

Recent Accounting Pronouncements - In June 2014, FASB released Accounting Standards Update (“ASU”) 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures”.  The amendments in this ASU change the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements.  The amendments also require two new disclosures.  The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements.  The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  ASU 2014-11 is effective for the first interim and annual period beginning on or after December 15, 2014.  Management is currently evaluating the impact the ASU may have on the Funds’ financial statements.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of April 30, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency ABS	$—	$43,493,228	$—	$43,493,228
Corporate Bonds and Notes	—	387,499,938	871,844	388,371,782
Government and Agency Obligations	—	96,474,566	—	96,474,566
Preferred Stocks	822,000	2,056,876	—	2,878,876
Trust Preferreds	108,600	—	—	108,600
Purchased Options	—	250,222	—	250,222
Short Term Investments	11,000,000	14,735,550	—	25,735,550
Fund Total	$11,930,600	$544,510,380	$871,844	$557,312,824
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency ABS	$—	$127,370,921	$—	$127,370,921
Corporate Bonds and Notes	—	263,221,008	—	263,221,008
Government and Agency Obligations	—	706,494,641	—	706,494,641
Preferred Stocks	1,340,625	—	—	1,340,625
Purchased Options	—	415,479	—	415,479
Short Term Investments	3,000,000	52,107,696	—	55,107,696
Fund Total	$4,340,625	$1,149,609,745	$—	$1,153,950,370

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/WMC International Equity Fund
Common Stocks	$54,112,982	$444,825,965	$—	$498,938,947
Preferred Stocks	—	2,927,934	—	2,927,934
Investment Companies	5,238,117	—	—	5,238,117
Short Term Investments	20,000,000	9,018,606	—	29,018,606
Fund Total	$79,351,099	$456,772,505	$—	$536,123,604

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Government and Agency Obligations	$—	$(4,186,875)	$—	$(4,186,875)
Fund Total	$—	$(4,186,875)	$—	$(4,186,875)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Exchange Traded Futures Written Options	$24,453	$—	$—	$24,453
Open Futures Contracts	90,592	—	—	90,592
Open Forward Foreign Currency Contracts	—	1,610,636	—	1,610,636
OTC Interest Rate Swap Agreements	—	71,969	—	71,969
Centrally Cleared Interest Rate Swap Agreements	—	337,614	—	337,614
OTC Credit Default Swap Agreements	—	484,715	—	484,715
Centrally Cleared Credit Default Swap Agreements	—	69,722	—	69,722
Fund Total	$115,045	$2,574,656	$—	$2,689,701
Curian/PIMCO Total Return Fund
Exchange Traded Futures Written Options	$104,000	$—	$—	$104,000
Open Futures Contracts	169,781	—	—	169,781
Open Forward Foreign Currency Contracts	—	17,924,088	—	17,924,088
OTC Interest Rate Swap Agreements	—	8,462	—	8,462
Centrally Cleared Interest Rate Swap Agreements	—	1,626,591	—	1,626,591
OTC Credit Default Swap Agreements	—	161,193	—	161,193
Centrally Cleared Credit Default Swap Agreements	—	9,137	—	9,137
Fund Total	$273,781	$19,729,471	$—	$20,003,252

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$—	$(974,235)	$—	$(974,235)
Open Futures Contracts	(550,509)	—	—	(550,509)
Open Forward Foreign Currency Contracts	—	(3,208,070)	—	(3,208,070)
OTC Interest Rate Swap Agreements	—	(211,613)	—	(211,613)
Centrally Cleared Interest Rate Swap Agreements	—	(2,509,623)	—	(2,509,623)
OTC Credit Default Swap Agreements	—	(706,994)	—	(706,994)
Centrally Cleared Credit Default Swap Agreements	—	(99,779)	—	(99,779)
Fund Total	$(550,509)	$(7,710,314)	$—	$(8,260,823)
Curian/PIMCO Total Return Fund
Exchange Traded Futures Written Options	$(26,917)	$—	$—	$(26,917)
Written Options	(99,041)	(453,370)	—	(552,411)
Open Futures Contracts	(1,281,586)	—	—	(1,281,586)
Open Forward Foreign Currency Contracts	—	(14,715,999)	—	(14,715,999)
Centrally Cleared Interest Rate Swap Agreements	—	(10,215,032)	—	(10,215,032)
OTC Credit Default Swap Agreements	—	(153,584)	—	(153,584)
Fund Total	$(1,407,544)	$(25,537,985)	$—	$(26,945,529)

(1) All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at April 30, 2015.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - The Funds participate in an agency based securities lending program.  Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (b) on the Statements of Assets and Liabilities.  Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds.  The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - The Funds may invest in repurchase agreements.  In a repurchase agreement, a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as interest income to the Fund.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as liabilities on the Statements of Assets and Liabilities.  Interest paid is recorded as interest expense to the Fund.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  A reverse repurchase agreement involves the

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance and the weighted average interest rate for reverse repurchase agreements, for the period ended April 30, 2015, were as follows:  Curian/PIMCO Income Fund, $28,690,949 and 0.32% for 157 days outstanding; and Curian/PIMCO Total Return Fund $3,366,369 and 0.00% for 21 days outstanding, respectively.  The Funds had the following reverse repurchase agreements outstanding on April 30, 2015.

	Counter- party	Payable for Reverse Repurchase Agreement Including Interest Payable	Collateral Amount	Interest Rate (Income) / Expense	Date of Agreement	Maturity Date
Curian/PIMCO Income Fund
	JPM	$5,763,015	$5,548,229	0.06%	04/27/15	05/06/15
	BCL	4,737,684	4,749,220	0.20	04/30/15	05/07/15
	BCL	3,845,944	3,763,592	0.23	04/28/15	05/12/15
	BCL	3,367,280	3,294,595	0.23	04/28/15	05/12/15
	BCL	2,661,217	2,583,562	0.21	04/24/15	05/11/15
	BCL	1,431,625	1,399,429	0.23	04/28/15	05/12/15
	MSC	10,330	11,893	(25)	04/17/15	05/15/15

Forward Sales Commitments - Certain Funds may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in capital gain or loss.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss.  When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

The average daily balance and the weighted average interest rate for treasury roll transactions, for the period ended April 30, 2015, were as follows:  Curian/PIMCO Income Fund, $37,075,304 and 0.18%, for 159 days outstanding; and Curian/PIMCO Total Return Fund, $8,268,678 and 0.01%, for 11 days outstanding, respectively.  At April 30, 2015, Curian/PIMCO Income Fund had $17,025 of deferred income included in payable for treasury roll transactions on the Statements of Assets and Liabilities.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation.  The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.  Over the life of an

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.  Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and due to brokers and counterparties for deposits in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on each Funds’ Statement of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, “To Be Announced” (“TBA”) securities and treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.  Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the centrally cleared derivative with the DCO and (2) with an

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions - A Fund may buy and sell (“write”) call and put options on futures, indices, currencies and swap agreements (“swaptions”). An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option.  Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may buy and sell futures on interest rates.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark and floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Credit Default Swap Agreements - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap.  If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of April 30, 2015, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.

The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period. (2) A summary table of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of April 30, 2015.  (3) A summary table of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of April 30, 2015.  (4) A table reflecting each Fund’s average monthly derivative volume for the period ended April 30, 2015.

Curian/PIMCO Income Fund Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in interest rates, foreign currencies, credit and inflation.  The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to obtain credit exposure.

Curian/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2015:
Assets:
Investments - at value(2)	$—	$—	$—	$250,222	$250,222
Variation margin on financial derivative instruments	1,874	—	—	249,720	251,594
Forward foreign currency contracts	—	—	1,610,636	—	1,610,636
Unrealized appreciation on OTC swap agreements	484,715	—	—	71,969	556,684
OTC swap premiums paid	478,114	—	—	12,009	490,123
	$964,703	$—	$1,610,636	$583,920	$3,159,259

Liabilities:
Variation margin on financial derivative instruments	$57,805	$—	$—	$86,513	$144,318
Options written, at value	9,107	—	483,265	481,863	974,235
Forward foreign currency contracts	—	—	3,208,070	—	3,208,070
Unrealized depreciation on OTC swap agreements	706,994	—	—	211,613	918,607
OTC swap premiums received	973,021	—	—	59,011	1,032,032
	$1,746,927	$—	$3,691,335	$839,000	$6,277,262
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2015:
Net realized gain (loss) on:
Unaffiliated Investments(2)	$—	$583,291	$—	$—	$583,291
Swap agreements	2,145,083	—	—	(1,604,254)	540,829
Foreign currency related items	—	—	6,960,407	—	6,960,407
Futures contracts	—	57,161	—	716,886	774,047
Written options contracts and exchange traded futures option contracts	135,424	448,065	26,190	294,826	904,505
	$2,280,507	$1,088,517	$6,986,597	$(592,542)	$9,763,079

Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$41,570	$—	$(128,221)	$(86,651)
OTC swap agreements	(2,071,697)	—	—	(260,579)	(2,332,276)
Foreign currency related items	—	—	(1,381,550)	—	(1,381,550)
Futures and exchange traded futures options contracts and centrally cleared swap agreements	(113,444)	—	—	(1,597,646)	(1,711,090)
Written option contracts	(38,244)	(60,567)	(318,594)	200,279	(217,126)
	$(2,223,385)	$(18,997)	$(1,700,144)	$(1,786,167)	$(5,728,693)

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

Curian/PIMCO Income Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security

Derivative Assets by Counterparty*
BBP	$133,447	$(48,833)	$(84,614)	$—	$300,000	$—
BCL	17,159	(17,159)	—	—	—	—
BNP	362,469	(362,469)	—	—	—	—
BOA	128,757	(128,757)	—	—	—	—
CGM	36,108	—	—	36,108	—	—
CIT	955,005	(955,005)	—	—	—	—
CSI	161,593	(161,593)	—	—	—	—
DUB	241,312	(241,312)	—	—	—	—
GSB	200,483	(200,483)	—	—	—	—
GSC	43,650	(43,650)	—	—	—	—
GSI	81,134	(749)	—	80,385	—	—
MSC	41,110	(41,110)	—	—	—	—
MSS	13,578	(13,578)	—	—	98,000	—
UBS	1,737	(1,737)	—	—	—	—
Derivatives eligible for offset	$2,417,542	$(2,216,435)	$(84,614)	$116,493
Derivatives not eligible for offset	741,717				$—	$—
	$3,159,259
Derivative Liabilities by Counterparty*
BBP	$48,833	$(48,833)	$—	$—	$—	$—
BCL	39,597	(17,159)	—	22,438	—	—
BNP	1,209,506	(362,469)	(691,992)	155,045	—	691,992
BOA	463,829	(128,757)	(280,999)	54,073	—	280,999
CIT	962,635	(955,005)	—	7,630	—	—
CSI	231,007	(161,593)	(69,414)	—	—	260,995
DUB	679,615	(241,312)	—	438,303	—	—
GSB	276,670	(200,483)	(76,187)	—	—	530,993
GSC	684,629	(43,650)	—	640,979	—	—
GSI	749	(749)	—	—	—	—
MSC	264,757	(41,110)	—	223,647	—	—
MSS	226,547	(13,578)	(212,969)	—	—	640,997
UBS	12,538	(1,737)	—	10,081	—	—
Derivatives eligible for offset	$5,100,912	$(2,216,435)	$(1,331,561)	$1,552,916
Derivatives not eligible for offset	1,176,350				$4,417,000	$892,073
	$6,277,262

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BNP	$49,292,637	$(49,292,637)	$—	$—	$—	$—
	$49,292,637	$(49,292,637)	$—	$—

Master Forward Agreement Transaction Liabilities by Counterparty*
BNP	$50,703,248	$(49,292,637)	$(292,995)	$1,117,616	$—	$292,995
	$50,703,248	$(49,292,637)	$(292,995)	$1,117,616

Curian/PIMCO Income Fund — Average Derivative Volume(1)

	Cost of Options Purchased and Written	Purchase Notional Value of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements
Average monthly volume	$2,857,580	$106,095,367	$122,952,454	$126,414,030	$158,068,211

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

Curian/PIMCO Total Return Fund - Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in interest rates, foreign currencies and inflation. The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to obtain credit exposure.

Curian/PIMCO Total Return Fund - Derivative Instruments Categorized by Risk Exposure

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2015:
Assets:
Investments - at value(2)	$—	$—	$38,464	$377,015	$415,479
Variation margin on financial derivative instruments	—	—	—	642,381	642,381
Forward foreign currency contracts	—	—	17,924,088	—	17,924,088
Unrealized appreciation on OTC swap agreements	161,193	—	—	8,462	169,655
OTC swap premiums paid	271,736	—	—	—	271,736
	$432,929	$—	$17,962,552	$1,027,858	$19,423,339
Liabilities:
Variation margin on financial derivative instruments	$2,024	$—	$—	$775,128	$777,152
Options written, at value	—	—	85,428	466,983	552,411
Forward foreign currency contracts	—	—	14,715,999	—	14,715,999
Unrealized depreciation on OTC swap agreements	153,584	—	—	—	153,584
OTC swap premiums received	462,939	—	—	2,122	465,061
	$618,547	$—	$14,801,427	$1,244,233	$16,664,207
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2015:
Net realized gain (loss) on:
Unaffiliated Investments(2)	$—	$—	$—	$(4,415)	$(4,415)
Swap agreements	(628,160)	—	—	(3,101,805)	(3,729,965)
Foreign currency related items	—	—	26,291,155	—	26,291,155
Futures contracts	—	—	—	13,384,572	13,384,572
Written options contracts and exchange traded futures options contracts	47,705	—	154,217	2,135,004	2,336,926
	$(580,455)	$—	$26,445,372	$12,413,356	$38,278,273
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$(2,434)	$(197,160)	$(199,594)
OTC swap agreements	(1,480,632)	—	—	230,454	(1,250,178)
Foreign currency related items	—	—	(9,325,008)	—	(9,325,008)
Futures and exchange traded futures options contracts and centrally cleared swap agreements	(9,611)	—	—	(8,271,824)	(8,281,435)
Written option contracts	(12,025)	—	363,074	410,015	761,064
	$(1,502,268)	$—	$(8,964,368)	$(7,828,515)	$(18,295,151)

Curian/PIMCO Total Return Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$—	$—	$—	$—	$90,000	$—
BCL	1,241,150	(819,275)	—	421,875	—	—
BNP	847,970	(847,970)	—	—	20,000	—
BOA	6,151,603	(1,081,937)	(5,069,666)	—	5,490,000	—
CGM	547,059	(29,817)	—	517,242	—	—
CIT	3,202,456	(3,202,456)	—	—	690,000	—
CSI	1,625,775	(1,625,775)	—	—	—	—
DUB	2,416,404	(637,048)	(1,640,000)	139,356	1,640,000	—
GSB	107,094	—	—	107,094	—	—
GSC	556,081	(556,081)	—	—	—	—
GSI	1,737	—	—	1,737	—	—
MSC	937,249	(801,883)	—	135,366	—	—
MSS	28,408	(28,408)	—	—	85,000	—
UBS	846,236	(846,236)	—	—	690,000	—
Derivatives eligible for offset	$18,509,222	$(10,476,886)	$(6,709,666)	$1,322,670
Derivatives not eligible for offset	914,117				$—	$—
	$19,423,339

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

Curian/PIMCO Total Return Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$43,501	$—	$—	$43,501	$—	$—
BCL	819,275	(819,275)	—	—	—	—
BNP	1,322,789	(847,970)	—	474,819	—	—
BOA	1,081,937	(1,081,937)	—	—	—	—
CGM	29,817	(29,817)	—	—	—	—
CIT	3,274,341	(3,202,456)	—	71,885	—	—
CSI	3,495,143	(1,625,775)	(1,869,368)	—	—	3,287,748
DUB	637,048	(637,048)	—	—	—	—
GSB	—	—	—	—	—	2,305,218
GSC	2,734,886	(556,081)	—	2,178,805	—	—
GSI	—	—	—	—	—	246,286
MSC	801,883	(801,883)	—	—	—	—
MSS	42,599	(28,408)	(14,191)	—	—	179,464
UBS	1,039,734	(846,236)	—	193,498	—	—
Derivatives eligible for offset	$15,322,953	$(10,476,886)	$(1,883,559)	$2,962,508
Derivatives not eligible for offset	1,341,254				$3,871,000	$6,300,737
	$16,664,207

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BNP	$2,132,188	$(2,129,375)	$—	$2,813	$—	$—
CGM	56,555,491	(56,555,491)	—	—	—	—
CSI	117,439,389	(117,296,250)	(143,139)	—	620,000	—
JPM	8,847,426	(8,830,781)	—	16,645	—	—
MSC	17,006,233	(17,006,233)	—	—	—	—
	$201,980,727	$(201,818,130)	$(143,139)	$19,458

Master Forward Agreement Transaction Liabilities by Counterparty*
BNP	$2,129,375	$(2,129,375)	$—	$—	$—	$—
CGM	56,584,219	(56,555,491)	—	28,728	—	—
CSI	117,296,250	(117,296,250)	—	—	—	—
JPM	8,830,781	(8,830,781)	—	—	—	—
MSC	17,028,672	(17,006,233)	—	22,439	—	—
	$201,869,297	$(201,818,130)	$—	$51,167

Curian/PIMCO Total Return Fund — Average Derivative Volume(1)

	Cost of Options Purchased and Written	Purchase Notional Value of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements
Average monthly volume	$2,090,312	$750,602,623	$666,210,444	$571,231,527	$99,728,211

(1) The derivative instruments outstanding as of April 30, 2015, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended April 30, 2015, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

(2) Purchased options market value is reflected in Investments, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

(4) Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5) Cash and security collateral not offset in the Statements of Assets and Liabilities.  For derivative assets and liabilities, amounts do not reflect over-collateralization.

(6) For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7) Cash and security collateral pledged or segregated for derivative investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.  Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

(8) Investment liabilities and assets include delayed delivery securities and secured borrowings.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investment and the net amount reflects net unrealized gain or loss.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

* Counterparties are defined on page 26 in the Schedules of Investments.

NOTE 7.  OTHER INVESTMENT RISKS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Sanctioned Securities Risk - Certain Funds may invest in securities issued by companies located in Russia.  The U.S. Government and other governments have placed sanctions on Russia.  When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country.  Investments in sanctioned countries may be volatile, and a Fund and its pricing agent may have difficulty valuing such sanctioned country securities.  Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory, Sub-Advisory and Administration Fees - The Trust has an investment advisory agreement and an administration agreement with Curian.  Pursuant to the investment advisory agreement, Curian receives an annual fee accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of Curian/PIMCO Income Fund, 0.15% of the average daily net assets of Curian/PIMCO Total Return Fund and 0.15% of the average daily net assets of Curian/WMC International Equity Fund.  Pursuant to the administration agreement, Curian receives an annual fee accrued daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and 0.85% of the average daily net assets of Curian/WMC International Equity Fund.  Subject to the oversight of the Trust’s Board, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds.  In return for the fees paid under the administration agreement, Curian provides or procures necessary administrative functions and services for the operation of the Funds.  In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, errors and omissions insurance, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, taxes, other non-operating expenses, independent Trustee liability insurance, the fees and expenses of the independent Trustees and independent legal counsel to the independent Trustees, the costs associated with the Chief Compliance Officer, and certain nonrecurring or extraordinary expenses.

The Trust has an investment sub-advisory agreement with PIMCO for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and with WMC for Curian/WMC International Equity Fund.  The Funds pay the following fees to the Sub-Advisers:

	Assets	Fees
Curian/PIMCO Income Fund	All Assets	0.25%

Curian/PIMCO Total Return Fund	Assets up to $3 billion(1)
	All assets	0.25%
	When assets exceed $3 billion(1)
	$0 to $1 billion	0.25%
	Amounts over $1 billion	0.225

Curian/WMC International Equity Fund	$0 to $250 million	0.45%
	Amounts over $250 million	0.40

(1) When aggregate net assets of Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund of the Curian Series Trust and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust equal or exceed $3 billion, the annual rates are applicable to all the amounts in the Curian/PIMCO Total Return Fund.  The fee is based on the combined market value of the Curian/PIMCO Total Return Fund of Curian Series Trust and JNL/PIMCO Total Return Bond Fund of JNL Series Trust, to derive an average fee to be applied to Curian/PIMCO Total Return Fund of the Curian Series Trust and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust.

Fee Waiver and Expense Reimbursements - Curian contractually agreed to waive its advisory fee and reduce the administration fee and/or reimburse other expenses to the extent necessary to reduce the annual expense ratios of the Funds, exclusive of brokerage costs, interest, taxes and dividend and

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

extraordinary expenses, to 0.85% for Curian/PIMCO Income Fund, 0.80% for Curian/PIMCO Total Return Fund, and 1.32% for Curian/WMC International Equity Fund until February 29, 2016.

Curian agreed to voluntarily waive annual advisory fees of 0.15% of average daily net assets for Curian/WMC International Equity Fund, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund.  Curian agreed to voluntarily waive annual administrative fees of 0.60% of average daily net assets for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and 0.85% of average daily net assets for Curian/WMC International Equity Fund.

The advisory and administrative fees are recorded as payable for advisory fees and administrative fees, respectively, and fee waivers related to these fees are reflected as receivable from adviser in the Statements of Assets and Liabilities.

Curian is entitled to recoup previously waived/reimbursed fees and expenses under the contractual agreements for a period of up to three years following the fiscal year in which Curian waived its fee or reimbursed expenses.  The amount of waived expenses for each Fund is recorded as expenses waived by Adviser in each Fund’s Statement of Operations.  During the period ended April 30, 2015, Curian did not recover any previously reimbursed expenses and does not intend to recover any reimbursed expenses in the future.  However, at April 30, 2015, the amount of potentially recoverable expenses was:

	Period ended April 30, 2015		Year ended October 31, 2014		Year ended October 31, 2013		Year ended October 31, 2012
	Recoverable Expense	Expiration	Recoverable Expense	Expiration	Recoverable Expense	Expiration	Recoverable Expense	Expiration
Curian/PIMCO Income Fund	$1,791,893	10/31/18	$459,898	10/31/17	$1,184,932	10/31/16	$784,871	10/31/15
Curian/PIMCO Total Return Fund	3,624,877	10/31/18	1,154,750	10/31/17	2,101,426	10/31/16	2,050,054	10/31/15
Curian/WMC International Equity Fund	2,463,576	10/31/18	201,723	10/31/17	422,535	10/31/16	370,606	10/31/15

Other Service Providers - The Trust entered into a transfer agency agreement and shareholder services agreement with JNAM.  Curian has entered into a sub-administration and fund accounting services agreement with JFS, and is responsible for the compensation of JFS for services provided pursuant to such agreement.  Curian pays JNAM and JFS for such services through the fees earned pursuant to the administration agreement.

The Funds entered into an agreement with the Custodian in which the Custodian provides earnings credits for overnight cash balances held in the Funds’ custody accounts.  The earnings credits reduce the Funds’ custody fees which are paid by Curian, which then reimburses the Funds for such earnings credits.  The reimbursed earnings credits are included in other income in the Statements of Operations.

The Trust has a fund compliance services agreement with JFS.  Pursuant to the fund compliance services agreement, JFS provides compliance oversight services to the Trust.

Distribution Agreement - The Trust entered into a distribution agreement with Curian Clearing LLC (“Distributor”), an affiliate of Curian.  The Funds pay no expenses related to services provided under the distribution agreement.  The Distributor does not have any distribution and servicing arrangements with third parties to sell shares of the Funds.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby independent Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

NOTE 9.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets and are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

NOTE 10.  FEDERAL INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a Regulated Investment Company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs.  Therefore, no federal income tax provision is required.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2015

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of a passive foreign investment company (“PFIC”), accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

At October 31, 2014, no Fund had unused capital loss carryovers for U.S. federal income tax purposes.

As of April 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. Federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Curian/PIMCO Income Fund	$553,024,245	$10,604,223	$(6,315,644)	$4,288,579
Curian/PIMCO Total Return Fund	1,135,716,984	26,419,352	(8,185,966)	18,233,386
Curian/WMC International Equity Fund	466,685,122	75,838,597	(6,400,115)	69,438,482

The tax character of distributions paid during the Funds’ fiscal year ended October 31, 2014 was as follows:

	Net Ordinary Income*	Long-term Capital Gain	Return of Capital
Curian/PIMCO Income Fund	$13,007,568	$—	$—
Curian/PIMCO Total Return Fund	11,558,229	—	—
Curian/WMC International Equity Fund	13,186,245	11,854,024	—

*  Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the 2011, 2012 and 2013 returns, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended April 30, 2015.

NOTE 11.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except for the following:

Effective June 5, 2015, the annual fee for the SCA was increased to 0.10% of the available commitments.

Curian Series Trust (Unaudited)

Additional Disclosures

April 30, 2015

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 11/01/14	Ending Account Value 04/30/2015	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 11/01/14	Ending Account Value 04/30/2015	Annualized Expense Ratios	Expenses Paid During Period
Curian/PIMCO Income Fund	$1,000.00	$1,030.00	0.30%	$1.51	$1,000.00	$1,023.33	0.30%	$1.51
Curian/PIMCO Total Return Fund	1,000.00	1,024.50	0.25	1.25	1,000.00	1,023.55	0.25	1.25
Curian/WMC International Equity Fund	1,000.00	1,069.20	0.45	2.31	1,000.00	1,022.57	0.45	2.26

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-877-847-4143.

Proxy Voting Policies and Procedures and Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 are available (1) without charge, upon request by calling 1-877-874-4143 (Curian Client Services), (2) on Curian’s website at www.curian.com, and (3) on the SEC’s website at www.sec.gov.

TRUSTEES OF CURIAN SERIES TRUST (“TRUST”)

The Independent Trustees received the following compensation for their services during the six-month period ended April 30, 2015:

Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex (1)
David W. Agostine	$19,375	$0	$0	$107,500
Gregory P. Contillo	$17,525	$0	$0	$97,500
Dylan E. Taylor	$16,150	$0	$0	$90,000
Mark S. Wehrle	$17,803	$0	$0	$99,000	(2)
Scot T. Wetzel	$17,050	$0	$0	$95,000

(1)                   The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust and Jackson Variable Series Trust (the “Fund Complex”).   The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees paid to all the Independent Trustees from the Trust and Fund Complex are $489,000.

(2)                   Amount includes $19,800 deferred by Mr. Wehrle.

Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-877-847-4143 (Curian Care Center), or writing the Curian Care Center, 7601 Technology Way, Denver, Colorado 80237 or by visiting www.curianclearing.com.

CURIAN SERIES TRUST (“TRUST”)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust (each, a “Fund”) and, as required by law, determines whether to approve and, after the initial term, continue the Funds’ advisory agreement (“Advisory Agreement”) with Curian Capital, LLC (“Curian” or “Adviser”) and sub-advisory agreement(s) (“Sub-Advisory Agreements” and collectively with the Advisory Agreement, the “Agreements”) with the Funds’ respective investment sub-advisers (the “Sub-Advisers”).

At a telephonic meeting held on December 1, 2014 and an in-person meeting held on December 10, 2014, the Board, which was comprised solely of independent trustees who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements.  In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided and to be provided, (2) the investment performance of each Fund, (3) the cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to the Adviser or a Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by Curian and the Sub-Advisers and the terms of the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board concluded that the Agreements are in the best interests of the shareholders of each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by Curian and the Sub-Advisers.

For each Fund, the Board considered the services provided by Curian, including, but not limited to, its oversight of the Sub-Advisers pursuant to the Advisory Agreement, its recommendations on an ongoing basis as to the hiring and removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemptive order, as well as its provision of recordkeeping and compliance services to the Funds.  The Board also took into account that Curian monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent and custodian.  With respect to Curian’s oversight of the Sub-Advisers, the Board noted that Curian is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services provided by each Sub-Adviser.  The Board noted Curian’s evaluation of the Sub-Advisers, as well as Curian’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of Curian’s senior management that are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications and backgrounds of the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to Curian’s and each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations and other relevant information.  The Board considered compliance reports about Curian and each Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by Curian under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by its Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the investment performance of each Fund.  The Board noted that Curian reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies.  The Board also considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) and how the Fund performed versus its primary benchmark (“benchmark”) index.  The performance data was provided by an independent data service.  The performance reviewed by the Board was for the periods ended June 30, 2014, unless otherwise noted.

Curian/PIMCO Income Fund.  The Board considered that the Fund outperformed its benchmark and its peer group average for the one-year and since-inception periods.

Curian/PIMCO Total Return Fund.  The Board considered that the Fund outperformed its benchmark and ranked in the top half of its peer group for the since-inception period, though the Fund underperformed its benchmark and peer group for the one-year period.

Curian/WMC International Equity Fund.  The Board considered that the Fund outperformed its benchmark for the since-inception period, though it underperformed for the one-year period.  The Board also noted that the Fund outperformed its peer group average for the one-year and since-inception periods.

Costs of Services

The Board reviewed the fees paid to Curian and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients.  The Board also noted that Curian does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds in its peer group (the “peer group”).  The Board also considered each Fund’s sub-advisory fee and compared those to the average sub-advisory fee for other funds in its peer group.  The Board noted that each Fund pays both its own advisory fees and sub-advisory fees, and it considered the effect of the advisory fee waiver on total annual operating expenses.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

Curian/PIMCO Income Fund.  The Board considered that the Fund’s advisory fee is lower than its peer group average after fee waivers, and that the Fund’s sub-advisory fee is equal to that of its peer group.  The Board considered that the Fund’s total expense ratio is higher than the peer group average.  The Board considered that, as of April 2014, the Adviser is voluntarily waiving the Fund’s entire advisory fee.  The Board also noted that, as of August 2014, the Adviser is voluntarily waiving the Fund’s entire administrative fee.  The Board concluded that the advisory and sub-advisory fees are appropriate in light of the services provided.

Curian/PIMCO Total Return Fund.  The Board considered that the Fund’s advisory fee is lower than its peer group average after fee waivers, though the Fund’s sub-advisory fee and total expense ratio are higher than the Fund’s peer group averages.  The Board considered that, as of April 2014, the Adviser is voluntarily waiving the Fund’s entire advisory fee.  The Board also noted that, as of August 2014, the Adviser is voluntarily waiving the Fund’s entire administrative fee.  The Board concluded that the advisory and sub-advisory fees are appropriate in light of the services provided.

Curian/WMC International Equity Fund.  The Board considered that the Fund’s advisory fee is lower than its peer group average after fee waivers, though the Fund’s sub-advisory fee is slightly higher than the peer group average and the Fund’s total expense ratio is higher than the peer group average.  The Board considered that, as of March 2014, the Adviser is voluntarily waiving the Fund’s entire advisory fee.  The Board also noted that, as of August 2014, the Adviser is voluntarily waiving the Fund’s entire administrative fee.  The Board concluded that the advisory and sub-advisory fees are appropriate in light of the services provided.

Economies of Scale

The Board considered economies of scale and noted that the Sub-Advisory Agreements for the Curian/PIMCO Total Return Fund and the Curian/WMC International Equity Fund include breakpoints.  The Funds each pay their own sub-advisory fees, and consequently, shareholders could directly benefit from these breakpoints.  The Board also considered the Adviser’s assertion that the Adviser also may benefit from sub-advisory fee breakpoints to the extent that the Adviser is reimbursing certain Fund expenses in order to meet each Fund’s expense limit.

Profitability

The Board considered information concerning the costs incurred and profits realized by the Adviser and each Sub-Adviser.  The Board also considered the Adviser’s fee waiver agreement, pursuant to which it reduces its fees and reimburses other expenses of the Funds in order to limit the total annual operating expenses of the Funds.  The Board also considered the voluntary advisory and administrative fee waivers that took effect in 2014 and how they reduce the Funds’ total operating expenses.  In light of the information provided, the Board determined that the profits realized by the Adviser and each Sub-Adviser were not unreasonable.

Other Benefits to Curian and the Sub-Advisers

In evaluating the benefits that accrue to Curian through its relationship with the Funds, the Board noted that Curian and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing certain services to the Funds.  The Board noted that each service provided to the Funds by Curian or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically, as required by law.

Further, in evaluating benefits to the Adviser and its affiliates, the Board considered the arrangement by the Sub-Adviser of Curian/PIMCO Total Return Fund and JNL/PIMCO Total Return Bond Fund to combine assets of both funds, which, in turn, renders both funds subject to a reduced sub-advisory fee.

The Board also noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with Curian, the Funds, or other clients of the Sub-Adviser as a result of its relationship with the Funds.

Curian Capital, LLC

7601 Technology Way

Denver, CO 80237

WWW.CURIAN.COM | WWW.CURIANCLEARING.COM

IIS7476S 05/15

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)                                 (1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)                                 The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	July 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	July 2, 2015

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	July 2, 2015

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.